1933 Act File No. 33-46190
                                               1940 Act File No. 811-6580

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          X___
                                                                ------

      Pre-Effective Amendment No.         ................      ______
                                  --------                      ------

      Post-Effective Amendment No.    8  .................        X___
                                   ------                       ------

                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X___
                                                                 ------

      Amendment No.   10    ...................................   X___
                    --------                                     ------

                             SOUTHTRUST VULCAN FUNDS

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 x  on June 30, 1997 pursuant to paragraph (b)
    60 days after filing  pursuant to paragraph (a) (i) on pursuant to paragraph
    (a)  (i).  75  days  after   filing   pursuant  to   paragraph   (a)(ii)  on
    _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on June 16, 1997; or intends to file the Notice required by that Rule on or about ____________; or during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the
   Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                           CROSS-REFERENCE SHEET

         This Amendment to the Registration Statement of the SOUTHTRUST VULCAN FUNDS, which consists of four portfolios: (1) Treasury Obligations Money Market Fund; (2) Bond Fund; (3) Stock Fund; and (4) Income Fund, is comprised of the following:

PART A.         INFORMATION REQUIRED IN A PROSPECTUS.

                                                Prospectus Heading
                                                (Rule 404(c) Cross Reference)

Item 1.           Cover Page....................(1-4)Cover Page.
Item 2.           Synopsis......................(1-4)Expense Summary.
Item 3.           Condensed Financial
                  Information                   (1-4)Financial Highlights.
Item 4.           General Description of
                  Registrant....................(1-4)Investment Objectives and
                                                Policies of the Funds;
                                                Investment Activities;
                                                Investment Limitations

Item 5.           Management of the Fund........(1-4)Management of the Funds;
                                                Dividends and Distributions;
                                                Administratrator, Custodian and
                                                Transfer Agent; (4)Distribution
                                                Plan; (1-4)Brokerage
                                                Transactions.

Item 6.           Capital Stock and Other
                  Securities....................(1-4) Pricing of Shares; Taxes;
                                                Description of Shares; Total
                                                Returns and Yields.

Item 7.           Purchase of Securities Being
                  Offered.......................(1-4)How to Purchase, Exchange
                                                and Redeem Shares; Automatic
                                                Investment Program; Sales
                                                Charge; Reduced  Sales Charges;
                                                Right of Accumulation; Quantity
                                                Discounts; Letter of Intent;
                                                Reinvestment
                                                Privilege; Sales Charge Waivers.

Item 8.           Redemption or Repurchase......(1-4)How to Purchase, Exchange
                                                and Redeem Shares; Exchanges of
                                                Shares; Exchanging Shares;
                                                Exchange-By-Telephone;
                                                Redemption of Shares;
                                                Redemption Fee; Automatic
                                                Withdrawal Plan; Purchase
                                                of Shares at Net Asset Value.

Item 9.           Pending Legal Proceedings     (1-4)Not applicable.

PART B.         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.          Cover Page.......................(1-4)Cover Page.
Item 11.          Table of Contents................(1-4)Table of Contents.
Item 12.          General Information and
                  History                          (1-4)General.
Item 13.          Investment Objectives and
                  Policies.........................(1-4); Additional Information
                                                   on Fund Investments;
                                                   Additional Investment
                                                   Limitations.

Item 14.          Management of the Fund           (1-4)Trustees and Officers;
                                                   Trustees Compensation;
                                                   Legal Counsel; Miscellaneous.
Item 15.          Control Persons and Principal
                  Holders of Securities............(1-4) Control Persons and
                                                    Principal Holders of
                                                    Securities.

Item 16.          Investment Advisory and Other
                  Services..........................(1-4) Investment Advisory
                                                    and Other Service
                                                    Arrangements; Other
                                                    Services; Fund
                                                    Administration;
                                                    Custodian; Transfer Agent.

Item 17.          Brokerage Allocation..............(1-4)Portfolio Transactions;
                                                    Brokerage Tranactions
                                                    filed in Part A.
Item 18.          Capital Stock and Other
                  Securities........................(1-4)Additional Information
                                                    Concerning Shares.
Item 19.          Purchase, Redemption and
                  Pricing of Securities
                  Being Offered.....................(1-4)Purchase, Exchange and
                                                    Redemption Information;
                                                    Net Asset Value; Additional
                                                    Information Concerning
                                                    Shares.

Item 20.          Tax Status........................(1-4)Taxes.
Item 21.          Underwriters......................(1-4)Investment Advisory and
                                                     Other Service
                                  Arrangements.
Item 22.          Calculation of Performance
                  Data                             (1-4)Performance Information.
Item 23.          Financial Statements.............(1-4)The Financial Statements
                                                   for the fiscal year
                                                   ended April 30, 1997 are
                                                   incorporated herein by
                                                   reference to the Funds'
                                                   Annual Report dated April
                                                   30, 1997. (File Nos. 33-48847
                                                   and 811-07021).



[LOGO OF SOUTHTRUST VULCAN FUNDS]


                                            PROSPECTUS DATED JUNE 30, 1997
-------------------------------------------------------------------------------

  SOUTHTRUST VULCAN FUNDS (the "Company") is an open-end management investment company--a mutual fund--that currently offers a selection of four investment portfolios. Each investment portfolio ("Fund") offered by the Company and its investment objective is described below:

  . TREASURY OBLIGATIONS MONEY MARKET FUND -- to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

  . BOND FUND -- to provide a level of total return consistent with a portfolio of high-quality debt securities.

  . STOCK FUND -- to provide long-term capital appreciation, with income a secondary consideration.

  . INCOME FUND -- to provide current income.

  SouthTrust Bank of Alabama, N.A., is the investment adviser (the "Adviser") of each Fund.

  SHARES OF THE COMPANY ARE NOT DEPOSITS OR OBLIGATIONS OF SOUTHTRUST BANK OF ALABAMA, N.A., ARE NOT ENDORSED, INSURED, GUARANTEED, NOR OTHERWISE SUPPORTED BY, SOUTHTRUST BANK OF ALABAMA, N.A., ANY BANK, OR THE FEDERAL DEPOSIT INSURANCE CORPORATION (THE "FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE TREASURY OBLIGATIONS MONEY MARKET FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. INVESTMENTS IN THE SHARES OF THE FUNDS OFFERED BY THIS PROSPECTUS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
  This prospectus contains information that a prospective investor should know before investing. Investors are encouraged to read this prospectus and retain it for future reference. A Statement of Additional Information dated June 30, 1997 has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. You may request a copy of the Statement or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-843-8618. The Statement, material incorporated by reference into this document, and other information regarding the Company is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).
-------------------------------------------------------------------------------

SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





                              EXPENSE SUMMARY

                                         TREASURY OBLIGATIONS BOND   STOCK   INCOME
                                          MONEY MARKET FUND   FUND   FUND     FUND
                                         -------------------- ----   -----   ------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on
   Purchases
   (as a percentage of offering price).          None         3.50%  4.50%    3.50%
  Maximum Sales Load Imposed on
   Reinvested Dividends
   (as a percentage of offering price).          None         None   None     None
  Contingent Deferred Sales Charge (as
   a percentage of
   original purchase price or
   redemption proceeds, as applicable).          None         None   None     None
  Redemption Fees (as a percentage of
   amount redeemed, if applicable).....          None         1.00%* 1.00%*   1.00%*
  Exchange Fee.........................          None         None   None     None
--------
* Applies only to shares of the Bond Fund, the Stock Fund and the Income Fund purchased at net asset value (investments in excess of $1,000,000) which are redeemed within one year of purchase. See "How to Purchase, Exchange, and
 Redeem Shares."


                                         TREASURY OBLIGATIONS BOND   STOCK   INCOME
                                          MONEY MARKET FUND   FUND   FUND     FUND
                                         -------------------- ----   -----   ------
ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)
  Advisory Fees (after waivers) (1)....          0.30%        0.55%  0.72%    0.33%
  12b-1 Fees...........................          None         None   None     0.00%(2)
  Other Expenses (after waivers) (3)...          0.21%        0.31%  0.22%    0.59%
                                                 ----         ----   ----     ----
  Total Fund Operating Expenses (4)....          0.51%        0.86%  0.94%    0.92%
                                                 ====         ====   ====     ====

  (1) The management fees have been reduced to reflect the voluntary waivers of portions of the management fees by the investment adviser. The adviser can terminate these voluntary waivers at any time at its sole discretion. The maximum management fees for Treasury Obligations Money Market Fund, Bond Fund, Stock Fund and Income Fund are 0.50%, 0.60%, 0.75%, and 0.60%, respectively.

  (2) The Income Fund did not pay or accrue 12b-1 fees during the fiscal year ended April 30, 1997. The Income Fund has no present intention of paying or accruing the 12b-1 fee during the fiscal year ending April 30, 1997. If the Income Fund were paying or accruing the 12b-1 fee, the Income Fund would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "MANAGEMENT OF THE FUNDS."
  (3) Other expenses of the Income Fund have been reduced to reflect the voluntary waiver of a portion of the administrative fees. The administrator can terminate this voluntary waiver at any time at its sole discretion.

  (4) The Total Fund Operating Expenses for Treasury Obligations Money Market Fund, Bond Fund, Stock Fund and Income Fund would have been 0.71%, 0.91%, 0.97%, and 1.24%, respectively, absent the voluntary waivers of portions of the management and administrative fees.
  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUNDS WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "MANAGEMENT OF THE FUNDS" AND "HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES" IN THE PROSPECTUS. WIRE-TRANSFERRED REDEMPTIONS MAY BE SUBJECT TO ADDITIONAL FEES.
  LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MINIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE

  You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each period and; (3) payment of the maximum sales charge.

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
  Treasury Obligations Money Market Fund........  $ 5     $16     $29     $ 64
  Bond Fund.....................................  $43     $61     $81     $137
  Stock Fund....................................  $54     $74     $95     $155
  Income Fund...................................  $44     $63     $84     $144

  SouthTrust Bank or a SouthTrust Vulcan Funds Dealer may charge customer accounts for other services provided to investors.

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON HISTORICAL DATA FOR THE FUND'S FISCAL YEAR ENDING APRIL 30, 1997.



SOUTHTRUST VULCAN FUNDS

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The following table has been audited by Arthur Andersen LLP, the Funds' independent public accountants. Their report dated June 10, 1997 is included in the Annual Report for the Funds, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes
thereto,  which may be obtained free of charge from the Funds.           Further
information about the performance of the Funds is contained in the Funds' Annual
Report dated April 30, 1997, which may be obtained free of charge.          (FOR
A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               NET
                                            REALIZED
                                               AND                              DISTRIBUTIONS
                      NET ASSET            UNREALIZED             DISTRIBUTIONS   FROM NET
                       VALUE,      NET     GAIN(LOSS)  TOTAL FROM   FROM NET      REALIZED
                      BEGINNING INVESTMENT     ON      INVESTMENT  INVESTMENT      GAIN ON        TOTAL
YEAR ENDED APRIL 30,  OF PERIOD   INCOME   INVESTMENTS OPERATIONS    INCOME      INVESTMENTS
DISTRIBUTIONS
--------------------  --------- ---------- ----------- ---------- ------------- -------------
-------------
TREASURY OBLIGATIONS
MONEY MARKET FUND
1993(a)                $ 1.00      0.03        --         0.03        (0.03)         --           (0.03)
1994                   $ 1.00      0.03        --         0.03        (0.03)         --           (0.03)
1995                   $ 1.00      0.05        --         0.05        (0.05)         --           (0.05)
1996                   $ 1.00      0.05        --         0.05        (0.05)         --           (0.05)
1997                   $ 1.00      0.05        --         0.05        (0.05)         --           (0.05)
BOND FUND
1993(a)                $10.00      0.66        0.69       1.35        (0.62)        (0.02)        (0.64)
1994                   $10.71      0.63       (0.58)      0.05        (0.65)        (0.07)        (0.72)
1995                   $10.04      0.61       (0.09)      0.52        (0.61)         --           (0.61)
1996                   $ 9.95      0.59        0.03       0.62        (0.56)         --           (0.56)
1997                   $10.01      0.61       (0.03)      0.58        (0.64)         --           (0.64)
STOCK FUND
1993(a)                $10.00      0.19        0.35       0.54        (0.18)         --           (0.18)
1994                   $10.36      0.19       (0.28)     (0.09)       (0.19)         --           (0.19)
1995                   $10.08      0.20        1.43       1.63        (0.20)         --           (0.20)
1996                   $11.51      0.23        3.33       3.56        (0.23)        (0.44)        (0.67)
1997                   $14.40      0.20        2.59       2.79        (0.21)        (1.17)        (1.38)
INCOME FUND
1996(e)                $10.00      0.16       (0.25)     (0.09)       (0.14)         --           (0.14)
1997                   $ 9.77      0.56       (0.09)      0.47        (0.56)         --           (0.56)

(a) Reflects operations for the period from May 8, 1992 (date of initial public investment) to April 30, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Computed on an annualized basis.

(e) Reflects operations for the period from January 10, 1996 (date of initial public investment) to April 30, 1996.

(See Notes which are an integral part of the Financial Statements)



SOUTHTRUST VULCAN FUNDS

FINANCIAL HIGHLIGHTS--CONTINUED
--------------------------------------------------------------------------------


                           RATIOS TO AVERAGE NET ASSETS
NET ASSET            --------------------------------------------  NET ASSETS,
 VALUE,                            NET                               END OF     PORTFOLIO  AVERAGE
 END OF      TOTAL              INVESTMENT  EXPENSE/REIMBURSEMENT    PERIOD     TURNOVER  COMMISSION
 PERIOD    RETURN(B) EXPENSES     INCOME          WAIVER(C)       (000 OMITTED)   RATE       PAID
---------  --------- --------   ----------  --------------------- ------------- --------- ----------
 $ 1.00       2.93%    0.39%(d)    2.93%(d)         0.36%(d)        $194,771      $ --        --
 $ 1.00       2.83%    0.40%       2.81%            0.33%           $278,924      $ --        --
 $ 1.00       4.62%    0.43%       4.56%            0.30%           $314,200      $ --        --
 $ 1.00       5.26%    0.48%       5.11%            0.22%           $445,729      $ --        --
 $ 1.00       4.88%    0.51%       4.78%            0.20%           $524,462      $ --        --
 $10.71      13.44%    0.39%(d)    6.53%(d)         0.59%(d)        $ 25,989         19%      --
 $10.04       0.33%    0.51%       5.97%            0.58%           $ 32,767          6%      --
 $ 9.95       5.41%    0.75%       6.29%            0.28%           $ 76,409         48%      --
 $10.01       6.78%    0.87%       6.28%            0.08%           $ 83,257         28%      --
 $ 9.95       5.98%    0.86%       6.18%            0.05%           $ 91,185         63%      --
 $10.36       5.54%    0.39%(d)    1.91%(d)         0.74%(d)        $ 30,935         34%      --
 $10.08      (0.90%)   0.48%       1.82%            0.69%           $ 37,114         46%      --
 $11.51      16.36%    0.74%       1.95%            0.39%           $138,281         57%      --
 $14.40      31.51%    0.87%       1.75%            0.11%           $204,421         39%   $0.0747
 $15.81      19.99%    0.94%       1.33%            0.03%           $272,665         27%   $0.0747
 $ 9.77      (0.93%)   0.85%(d)    5.30%(d)         0.05%(d)        $ 78,147         61%      --
 $ 9.68       4.90%    0.92%       5.59%            0.32%           $ 38,598        112%      --


                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

  The Company currently offers shares in four investment portfolios--each with its own investment objective and investment policies. The purchase of shares of any Fund should not be considered a complete investment program, but an important segment of a well-diversified investment program. While there is no assurance that the Funds will achieve their investment objectives, they endeavor to do so by following the investment policies described in this prospectus, and further, in the case of the TREASURY OBLIGATIONS MONEY MARKET FUND, by complying with the diversification and other requirements of Rule 2a- 7 under the Investment Company Act of 1940 which regulates money market mutual funds.

TREASURY OBLIGATIONS MONEY MARKET FUND

  The TREASURY OBLIGATIONS MONEY MARKET FUND'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. In pursuing this investment objective, the TREASURY OBLIGATIONS MONEY MARKET FUND (THE "TREASURY MONEY FUND") invests solely in direct obligations of the U.S. Treasury, consisting of Treasury bills and notes and repurchase agreements collateralized by direct Treasury obligations.

  All securities acquired by the Fund will have remaining maturities of thirteen months or less (calculated in accordance with the rules of the SEC), and the dollar-weighted average portfolio maturity of the Fund will not exceed 90 days. Further information about the TREASURY MONEY FUND'S investment policies is included under "Investment Activities."

BOND FUND

  The investment objective of the BOND FUND is to provide a level of total return consistent with a portfolio of high-quality debt securities. The Fund seeks to achieve its objective by investing in corporate debt obligations and in U.S. government securities, including obligations issued or guaranteed by agencies or instrumentalities of the U.S. government. The Fund will purchase only those securities that are considered to be at least "investment grade" (rated within the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, are determined by the Adviser to be of comparable quality), which may include securities having speculative characteristics. Descriptions of each rating category are included as Appendix A to the Statement of Additional Information. The Adviser expects that the weighted average maturity of the Fund's portfolio securities will generally be between five and ten years; however, the Fund's weighted average maturity of portfolio securities may be adjusted in light of existing and anticipated market trends. During normal market conditions, at least 65% of the Fund's total assets will be invested in bonds. A further description of the types of obligations and the various investment techniques used by the BOND FUND is provided under "Investment Activities." Other securities in which the Fund may invest are U.S. Treasury and agency obligations, commercial paper, certificates of deposit and bankers' acceptances of domestic banks, repurchase agreements collateralized by such obligations, and asset-backed securities, such as obligations collateralized by mortgages or other intangible assets. The prices of fixed income securities fluctuate inversely to the direction of interest rates.

STOCK FUND

  The investment objective of the STOCK FUND is to provide long-term capital appreciation, with income a secondary consideration. The Fund seeks to achieve its objective by investing in equity securities, such as common stocks, securities convertible or exchangeable into common stocks and warrants to purchase common stocks. The Fund's investment portfolio consists primarily of the stocks of companies believed by the Adviser to offer the potential for long-term growth. These companies tend to be leaders in their industries and characterized by sound management. The equity securities of such companies often pay dividends. The Adviser attempts to manage the Fund's portfolio of investments to achieve total return relative to that provided by the average return of securities included in the Standard & Poor's Daily Price Index of 500 Common Stocks (the "S&P 500 Index") and other professionally-managed domestic large capitalization stock portfolios. In so doing, the Adviser will make investment selections based on the analysis of the growth potential of various industry sectors. The equity securities in which the Fund will invest are traded on domestic stock exchanges or in the over-the-counter market.

  Under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities. In addition to investing in equity securities, the Fund is authorized to invest in high-quality, short-term fixed-income securities. See "Investment Activities" for a description of these and other investment practices of the Fund, including limited investments in warrants and American Depositary Receipts.

INCOME FUND

  The investment objective of INCOME FUND is to provide current income. As a secondary, non-fundamental objective, the Fund will attempt to minimize principal volatility.

  The Fund pursues its investment objective by investing in a diversified portfolio comprised primarily of income-producing securities. Income-producing securities may include: U.S. government securities (as described below); corporate debt obligations, which may include bonds, notes, and debentures; convertible securities; asset-backed and mortgage-backed securities, collateralized mortgage obligations and adjustable rate mortgage securities; commercial paper, bank instruments, money market instruments, and zero coupon securities. Under normal market and economic conditions, the Fund will invest at least 65% of its assets in such securities. In an effort to minimize principal volatility, the Fund will maintain a dollar-weighted average maturity of five years or less. The Fund may also invest in certain equity securities, including common stock, preferred stock, and convertible securities. The prices of fixed income securities fluctuate inversely to the direction of interest rates.

                             INVESTMENT ACTIVITIES

  U.S. GOVERNMENT OBLIGATIONS. The BOND FUND, STOCK FUND and INCOME FUND may purchase obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities include, but are not limited to:

  . direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

  . notes, bonds, and discount notes issued or guaranteed by U.S. government
  agencies and instrumentalities   supported by the full faith and credit of
  the United States;

  . notes, bonds, and discount notes of U.S. government agencies or
  instrumentalities which receive or have   access to federal funding; and

  . notes, bonds, and discount notes of other U.S. government
  instrumentalities supported only by the credit   of the instrumentalities.




  Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

  . the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

  . discretionary authority of the U.S. government to purchase certain
  obligations of an agency or   instrumentality; or

  . the credit of the agency or instrumentality.

  The TREASURY MONEY FUND invests solely in direct obligations of the U.S. Treasury (directly and through repurchase agreements).

  GOVERNMENT RELATED OBLIGATIONS. The TREASURY MONEY FUND and the BOND FUND may purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs), and also may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. government obligations. Participations other than those issued by the U.S. Treasury are not obligations of the U.S. government. Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Obligations of certain agencies and instrumentalities of the U.S. government, such as Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Each Fund will invest in the obligations of such agencies or instrumentalities and in stripped securities only when the Adviser deems the credit risk with respect thereto to be minimal.

  EQUITY SECURITIES. The STOCK FUND may invest in common stocks, convertible bonds, convertible preferred stock and warrants to purchase common stock. The INCOME FUND may invest in common stocks, preferred stocks, and convertible securities, including convertible bonds and convertible preferred stocks. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, the Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

  Although the STOCK FUND may acquire convertible securities that are rated below investment grade, the Company does not expect that investments in lowerrated convertible securities will exceed 5% of the value of the total assets of the STOCK FUND at the time of purchase. The STOCK FUND and the INCOME FUND may also invest in warrants (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities.

  AMERICAN DEPOSITARY RECEIPTS ("ADR") AND EUROPEAN DEPOSITARY RECEIPTS ("EDR"). The STOCK FUND may invest in securities of foreign issuers in the form of ADRs, EDRs or similar securities representing securities of foreign issuers. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts, typically issued by a United States bank or trust company, evidencing ownership of the underlying foreign securities. The depositaries issuing ADRs in which the Fund will invest will be those sponsored by the issuers of the underlying securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in United States securities markets, and EDRs, in bearer form, are designed for use in the European securities markets. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations.

  CONVERTIBLE SECURITIES. The STOCK FUND, the BOND FUND and the INCOME FUND may invest in convertible securities. Convertible securities are securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds or a combination of the features of several of these securities.

  The investment characteristics of each convertible security vary widely, which
allows   convertible   securities  to  be  employed  for  different   investment
objectives.

  Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality. The Funds will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the Adviser's opinion, the investment characteristics of the underlying common shares will assist the Funds in achieving their investment objectives. Otherwise, the Funds will hold or trade the convertible securities. In selecting convertible securities for the Funds, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices. The BOND FUND and the INCOME FUND will invest in convertible securities rated, at the time of purchase, investment grade by a NRSRO, or, if unrated, of comparable quality as determined by the Adviser.
  CORPORATE DEBT OBLIGATIONS. The BOND FUND and the INCOME FUND may invest in corporate debt obligations, including bonds, notes and debentures, which may have fixed or floating rates of interest and which are rated, at the time of purchase, investment grade by a NRSRO, or, if unrated, are of comparable quality as determined by the Adviser. If a security's rating is reduced below the required minimum after a Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. Bonds rated "BBB" by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch"), or "Baa" by Moody's Investors Service, Inc. ("Moody's"), are considered medium- grade obligations and are regarded as having an adequate capacity to pay interest and repay principal, and have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.
  FIXED RATE OBLIGATIONS. The BOND FUND and the INCOME FUND may invest in fixed rate corporate securities, including fixed rate securities with short-term characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations but are treated in the market as having short maturities because call features of the securities may make them callable within a short period of time. A fixed rate security with short-term characteristics would include a fixed income security priced close to call or redemption price or a fixed income security approaching maturity, where the expectation of call or redemption is high.

  Fixed rate securities exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described below, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

  The market value of fixed-income obligations in the Funds can be expected to fluctuate inversely to changes in prevailing interest rates. Investors should recognize that, in periods of declining interest rates, the yields of funds composed primarily of fixed-income securities will tend to be higher than prevailing market rates and, in periods of rising interest rates, yields will tend to be somewhat lower.
  FLOATING RATE OBLIGATIONS. The BOND FUND and the INCOME FUND may invest in floating rate debt obligations, including increasing rate securities. Floating rate securities are generally offered an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days to an increment over some predetermined interest rate index). Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.

  FIXED-INCOME SECURITIES. The market value of fixed-income obligations in the TREASURY MONEY FUND, BOND FUND, and INCOME FUND (and, consequently, in the case of the BOND FUND and the INCOME FUND, the net asset value per share) can be expected to fluctuate inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the yields of Funds composed primarily of fixed-income securities will tend to be higher than prevailing market rates and, in periods of rising interest rates, yields will tend to be somewhat lower. In addition, the BOND FUND and the INCOME FUND may purchase securities rated within the lowest category of investment grade (i.e., "Baa" by Moody's or "BBB" by S&P) and the STOCK FUND may purchase securities rated below investment grade. Securities rated in such categories may have speculative elements and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher rated bonds.
  MORTGAGE-BACKED SECURITIES. The BOND FUND and INCOME FUND may purchase mortgage-backed securities that provide monthly payments of principal and interest. These Funds will invest in mortgage-backed securities which are rated at the time of purchase, investment grade by an NRSRO, or, if unrated, are of comparable quality as determined by the Adviser. The average life of mortgage-backed securities varies with the maturities of the underlying instruments that have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current market rates and current conditions in the relevant housing markets. In calculating the weighted average maturity of the BOND FUND and the INCOME FUND, the maturity of mortgage-backed instruments will be based on estimates of average life of the underlying mortgages. The Funds will continuously monitor and revise, as appropriate, its calculations of the estimated average life of mortgage-backed instruments. The relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for appreciation than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Funds will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, a mortgage-backed security's total return may be difficult to predict precisely. To the extent that a Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid.

  Presently there are several types of mortgage-backed securities issued or guaranteed by U.S. government agencies, including guaranteed mortgage passthrough certificates, which provide the holder with a pro rata interest in the underlying mortgages, and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as a pass-through entity known as a real estate mortgage investment conduit. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes. The Funds will not purchase "residual" CMO interests, which normally exhibit the greatest price volatility.




    Risks of Mortgage-Backed Securities. Mortgage-backed and asset-backed securities (described below) generally pay back principal and interest over the life of the security. At the time a Fund reinvests the payments and any unscheduled prepayments of principal received, it may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled  payments on their  mortgages.  Although  asset-backed  securities generally  are less  likely to  experience  substantial  prepayments  than are mortgage-backed securities, certain factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

    While mortgage-backed securities generally entail less risk of a decline during periods of rapidly rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

  ASSET-BACKED SECURITIES. The BOND FUND and the INCOME FUND may invest in asset-backed securities which have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities are created by the grouping of certain private loans, receivables, and other lender assets into pools. These securities differ from other forms of debt securities, which normally provide periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Asset-backed securities, however, provide periodic payments which generally consist of both interest and principal payments. The estimated life of an asset-backed security and the average maturity of a portfolio including such assets vary with the prepayment experience with respect to the underlying debt instruments. The credit characteristics of asset-backed securities also differ in a number of respects from those of traditional debt securities. The credit quality of most assetbacked securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to such securities.

  The BOND FUND and INCOME FUND may invest in asset-backed securities which include, but are not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. These securities may be in the form of pass-through instruments or asset- backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

    Risks of Asset-Backed Securities. Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset- backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Furthermore, if a vehicle is registered in one state and is then reregistered because the owner and obligor moves to another state, such reregistration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

  ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are pass-through mortgage securities representing interests in adjustable rather than fixed interest rate mortgages. The ARMS in which the INCOME FUND invests are issued by Ginnie Mae, Federal National Mortgage Association ("Fannie Mae"), or the Federal Home Loan Mortgage Association ("Freddie Mac"), and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

  VARIABLE AND FLOATING RATE INSTRUMENTS. Each Fund may purchase variable and floating rate instruments. Variable and floating rate instruments may include variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustment in the interest rate. The absence of an active secondary market, however, could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights. Variable and floating rate instruments held by a Fund may be subject to the Fund's 15% (10% in the case of the TREASURY MONEY FUND) limitation on illiquid investments when the Fund can not demand payment of the principal amount within seven days absent a reliable trading market.

  INVESTMENT COMPANY SECURITIES. The Funds may invest in the securities of other open-end or closed-end investment companies. The TREASURY MONEY FUND will invest only in money market funds that seek to maintain a $1.00 net asset value per share and that invest in securities eligible for direct purchase by the TREASURY MONEY FUND. The Funds will limit their investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limitations by an exemptive order of the SEC. The Funds (other than TREASURY MONEY FUND) may purchase securities of closed-end investment companies only in open market transactions involving only customary brokers' commissions. However, these limitations are not applicable if securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and custodian and transfer agency fees, and, therefore, any investment by a Fund in shares of other investment companies would be subject to such duplicate expenses.
  ZERO COUPON BONDS. The BOND FUND and the INCOME FUND may purchase zero coupon bonds (i.e., discount debt obligations that do not make periodic interest payments). Zero coupon bonds held by a Fund are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest. To maintain its qualification as a regulated investment company and avoid liability of federal income taxes, the BOND FUND and the INCOME FUND will be required to distribute income accrued from zero coupon securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.


  REPURCHASE AGREEMENTS. Each Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will be entered into only with financial institutions, such as banks and broker/dealers, that are deemed to be creditworthy by the Adviser under guidelines approved by the Company's Board of Trustees (the "Trustees"). The seller under a repurchase agreement will be required to maintain the value of the securities that are subject to the agreement and held by a Fund in an amount that exceeds the agreed upon repurchase price. A Fund's purchase of portfolio securities pursuant to a repurchase agreement may be considered to be the making of a loan to the seller. Default by or bankruptcy of the seller, however, could expose a Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

  Income derived by the TREASURY MONEY FUND from repurchase agreements may not be exempt from taxation at the state level.

  REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow funds for temporary purposes by selling portfolio securities to financial institutions, such as banks and broker/dealers, and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risks that the market value of the securities sold by a Fund may decline below the repurchase price and the other party to the agreement may default, in which event there may be delays in recovering the securities. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

  TEMPORARY INVESTMENTS. As a temporary defensive measure or for liquidity management, if the Adviser determines that market conditions warrant, the BOND FUND, STOCK FUND and INCOME FUND may each invest without limitation in U.S. government obligations, notes, zero coupon securities and repurchase agreements collateralized by U.S. government obligations. Any strategy to manage the liquidity of the TREASURY MONEY FUND is subject to the Fund's policy of limiting investments to direct obligations of the U.S. Treasury and repurchase agreements collateralized by such obligations.

  LENDING OF PORTFOLIO SECURITIES. From time to time, each of the Funds may lend portfolio securities to brokers/dealers and other financial organizations. Such loans will not exceed 20% of a Fund's total assets. Loans of portfolio securities by a Fund will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The risks in lending portfolio securities, like those associated with other extensions of secured credit, consist of possible decline in value of collateral, possible delays in receiving additional collateral or in the recovery of the loaned securities or expenses of enforcing the Fund's rights. Loans will be made to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. Each Fund may lend portfolio securities, on a short-term or long-term basis, up to one-third of the value of its total assets to broker/dealers, banks or other institutional borrowers of securities in order to generate additional income.





  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.
  A Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Funds may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

  ILLIQUID SECURITIES. Each Fund may invest up to 15% (10% in the case of the TREASURY MONEY FUND) of the total value of its net assets in securities that are illiquid. An illiquid security is one which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued it on its books. Repurchase agreements with maturities in excess of seven days will be considered by the Funds to be illiquid.

  DERIVATIVE CONTRACTS AND SECURITIES. The term "derivative" has traditionally been applied to certain contracts (including futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations.

  Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Funds will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Funds invests in securities that could be characterized as derivatives, such as mortgage-backed securities and asset-backed securities, it will only do so in a manner consistent with its investment objective, policies and limitations.

PORTFOLIO TURNOVER

  The Company cannot accurately predict the turnover rate for any Fund, but expects that the annual turnover rate may, but generally will not exceed 75% for either the BOND FUND or the STOCK FUND and 100% for INCOME FUND. Short term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in brokerage commissions and other transaction costs. The Funds will not consider portfolio turnover rates a limiting factor in making investment decisions consistent with their respective objectives and policies.

INVESTMENT LIMITATIONS

  A Fund's investment objective and policies, except as otherwise indicated, may be changed by the Trustees without shareholder approval. However, shareholders will be notified in writing at least 30 days prior to any change in an investment objective. Any such change may result in a Fund having an investment objective different from the investment objective which the shareholder considered appropriate at the time of investment in the Fund. No assurance can be provided that a Fund will achieve its investment objective.



  Each Fund has also adopted certain fundamental investment limitations that may be changed only with the approval of a majority of a Fund's outstanding shares. The following descriptions summarize several of the Funds' fundamental investment policies, which are set forth in full in the Statement of Additional Information.

  No Fund may:

  (1) purchase securities, except U.S. government securities, if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the BOND FUND'S, STOCK FUND'S or INCOME FUND'S total assets may be invested without regard to this 5% limitation;

  (2) subject to the foregoing 25% exception, purchase more than 10% of the outstanding voting securities of any issuer;

  (3) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

  (4) borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of a Fund's total assets, the Fund will not make any additional investments. These investment limitations are applied at the time investment securities are purchased.

                  HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

PURCHASE OF SHARES -- GENERAL

  Federated Securities Corp. (the "Distributor") has established several procedures for purchasing Fund shares. Shares may be purchased through SouthTrust Bank of Alabama, N.A., or its affiliated and correspondent banks ("SouthTrust"), or Fund shares may be purchased through a broker/dealer that has entered into a sales agreement with the Distributor (a "SouthTrust Vulcan Funds Dealer"). SouthTrust or a SouthTrust Vulcan Funds Dealer will be responsible for transmitting purchase and redemption orders directly to the Distributor in a timely manner. Orders may be placed by contacting SouthTrust Securities, Inc. at 1-800-843-8618. Texas residents should purchase shares through Federated Securities Corp. at 1-800-356-2805. Purchases will be effected at the net asset value next determined after the purchase order is received in proper form by the transfer agent and the custodian has federal funds available immediately to it. Investors wishing to purchase shares of any Fund should contact their SouthTrust account representative or a SouthTrust Vulcan Funds Dealer.
  The minimum initial investment in each Fund is $1,000. The minimum subsequent investment is $50. With respect to investments made in the Funds through a sweep program, initial investment minimums may be modified under the relevant account agreement. Purchases may be effected on business days when the Adviser, Distributor, and the custodian are open for business. The Company reserves the right to reject any purchase order. Additional account applications may be obtained by calling SouthTrust Securities, Inc. at 1-800- 843-8618. SouthTrust or a SouthTrust Vulcan Funds Dealer may set different minimums for its customers.

PURCHASE OF SHARES -- THE TREASURY MONEY FUND

  Shares of the TREASURY MONEY FUND are sold without a sales charge or redemption fee. Purchase orders for shares of the TREASURY MONEY FUND must be received by the Distributor no later than 12:00 noon


(Eastern time) on any business day. Orders received before 12:00 noon (Eastern time) will be executed at 12:00 noon; however, if federal funds for such orders are not received by 4:00 p.m. (Eastern time), the order will be canceled with notice to the institution placing the order. Orders received in proper form after 12:00 noon (Eastern time) will be executed on the next business day.

PURCHASE OF SHARES -- BOND FUND, STOCK FUND AND INCOME FUND

  Shares of the BOND FUND, STOCK FUND and the INCOME FUND are purchased at the net asset value per share plus any applicable sales charge (the "Public Offering Price") next determined on the day the purchase order is received. Net asset value is determined at the close of regular trading hours of the New York Stock Exchange (currently 4:00 p.m. Eastern time). Immediately available funds in payment of the purchase price must be received by the Funds' custodian no later than 4:00 p.m. (Eastern time) by the third business day following receipt of the order. If federal funds are not received by such date, the order will be canceled and notice thereof will be given, and the institution placing the order will be responsible for any loss to the Funds or their shareholders. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending institution.

  AUTOMATIC INVESTMENT PROGRAM ("AIP"). Once an account has been opened in a Fund, shareholders may add to their investment on a monthly basis in a minimum amount of $50. Under the AIP, funds may be automatically withdrawn from the shareholder's checking account, via Automated Clearing House ("ACH") processing, through the shareholder's financial institution. Such funds are invested in shares at the net asset value next determined plus any applicable sales charges on the day an order is effected by the transfer agent. An investor may apply for participation in the AIP through SouthTrust or a SouthTrust Vulcan Funds Dealer servicing his or her SouthTrust Vulcan account and by completing the supplementary AIP authorization form. In order to participate in the AIP, the investor must determine that his or her financial institution is an ACH participant and will clear and process ACH transactions. The AIP may be modified or terminated by a shareholder on 30-days' written notice to SouthTrust, a SouthTrust Vulcan Funds Dealer, or by the Funds at any time.

SALES CHARGE

  The Public Offering Price of shares of the BOND FUND, STOCK FUND or the INCOME FUND equals the Fund's net asset value per share plus any applicable sales charge. No sales charge will be assessed on the reinvestment of distributions. The following tables illustrate the applicable front-end sales charge at various investment levels.


                                                  SALES CHARGE
                                    SALES CHARGE    AS % OF    DEALER ALLOWANCE
           BOND FUND AND              AS % OF      NET AMOUNT      AS % OF
            INCOME FUND            OFFERING PRICE   INVESTED    OFFERING PRICE
           -------------           -------------- ------------ ----------------
    $0 but less than $100,000.....      3.50%         3.63%          3.00%
    $100,000 but less than
    $250,000......................      3.00%         3.09%          2.50%
    $250,000 but less than
    $500,000......................      2.50%         2.56%          2.00%
    $500,000 but less than
    $1,000,000....................      2.00%         2.04%          1.50%
    $1,000,000 or more............         0%*           0%             0%



                                      SALES CHARGE SALES CHARGE
                                        AS % OF      AS % OF    DEALER ALLOWANCE
                                        OFFERING    NET AMOUNT      AS % OF
            STOCK FUND                   PRICE       INVESTED    OFFERING PRICE
            ----------                ------------ ------------ ----------------
    $0 but less than $50,000........      4.50%        4.71%          4.00%
    $50,000 but less than $100,000..      4.00%        4.17%          3.50%
    $100,000 but less than $250,000.      3.25%        3.36%          2.75%
    $250,000 but less than $500,000.      2.75%        2.83%          2.25%
    $500,000 but less than
    $1,000,000......................      1.75%        1.78%          1.25%
    $1,000,000 or more..............         0%*       0.00%             0%

--------
* A redemption fee of 1% may be imposed on certain redemptions made within one year of purchase. See "Redemption of Shares" -- "Redemption Fee."

  The Distributor will pay the appropriate dealer concession to SouthTrust Vulcan Fund Dealers. Upon notice, the Distributor may also elect to reallow a higher percentage of the sales charge stated above to selected brokers and dealers for all sales made during a particular period. From time to time, the Distributor will conduct sales programs and contests that compensate SouthTrust Vulcan Funds Dealers with cash or non-cash items, such as payments of certain expenses of qualified SouthTrust Vulcan Funds Dealers and their spouses to attend informational meetings about the BOND FUND, STOCK FUND or INCOME FUND or other special events at recreational facilities, or items of material value. In some instances, these incentives will be made available only to SouthTrust Vulcan Funds Dealers who have sold or may sell significant amounts of shares. The cost of such compensation is borne by the Distributor and is not borne by the BOND FUND, STOCK FUND or INCOME FUND.

REDUCED SALES CHARGES

  The sales charge on purchases of the BOND FUND, STOCK FUND and INCOME FUND may be reduced through the following:

                            .right of accumulation;

                            .quantity discounts;

                            .letter of intent; and

                            .reinvestment privilege.

  RIGHT OF ACCUMULATION. Under the Right of Accumulation, the current value of an investor's existing shares in BOND FUND, STOCK FUND and INCOME FUND may be combined with the amount of the investor's current purchases in determining the applicable sales charge. IN ORDER TO RECEIVE THE CUMULATIVE QUANTITY REDUCTION, PREVIOUS PURCHASES OF FUND SHARES MUST BE CALLED TO THE ATTENTION OF THE FUND AT THE TIME OF THE CURRENT PURCHASE.

  QUANTITY DISCOUNTS. As shown on the prior page, larger purchases reduce the sales charge paid. The Company will combine purchases made on the same day by the investor, spouse and any children under age 21 when calculating the sales charge.

  LETTER OF INTENT. If a shareholder intends to purchase over the next 13 months, at least $100,000 of shares in the BOND FUND or the INCOME FUND, or $50,000 of shares in the STOCK FUND, the applicable sales charge may be reduced by signing a Letter of Intent to that effect. This Letter of Intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold 3.50% (4.50% for the STOCK FUND) of the total amount intended to be purchased in escrow (in shares) until such purchase is completed.

  The shares held in escrow will be released at the fulfillment of the Letter of Intent or at the end of the 13-month period, whichever comes first. If the amount specified in the Letter of Intent is not purchased, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

  This Letter of Intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a Letter of Intent is established, current balances in accounts in any Fund, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the Letter of Intent. Prior trade prices will not be adjusted.

  REINVESTMENT PRIVILEGE. Upon redemption of Fund shares, a shareholder has a one-time right, to be exercised within 30 days, to reinvest the redemption proceeds without any sales charge at the next determined net asset value after receipt of the purchase order. The shareholder must notify in writing SouthTrust or his or her SouthTrust Vulcan Funds Dealer of the reinvestment in order to eliminate a sales charge.

  MISCELLANEOUS. Reduced sales charges may be modified or terminated at any time and are subject to confirmation of an investor's holdings. For more information about reduced sales charges, an investor should contact his or her SouthTrust account representative, a SouthTrust Vulcan Funds Dealer or the Fund.

  SALES CHARGE WAIVERS. The following classes of investors may purchase shares of the BOND FUND, STOCK FUND and INCOME FUND with no sales charge in the manner described below: (1) officers, trustees, directors, employees and retired employees of the Company, SouthTrust Corporation and its affiliates, and employees of the transfer agent, Distributor or an authorized SouthTrust Vulcan Funds Dealer (and spouses and children of the foregoing); (2) investors for whom SouthTrust Corporation or one of its affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity (this does not include self- directed Individual Retirement Accounts' transactions executed by SouthTrust Securities, Inc.); (3) investors who purchase shares of the BOND FUND, STOCK FUND or INCOME FUND through a 401(k) plan or a 403(b) plan which by its terms permits purchases of shares; (4) employees who purchase Fund shares through a payroll deduction plan sponsored by their employers.

EXCHANGES OF SHARES

  The exchange privilege enables shareholders to exchange shares of a Fund for shares in another Fund offered by the Company. Shareholders may also exchange shares of a Fund for Class A Shares in certain funds which are distributed by Federated Securities Corp. (the "Federated Funds"). The Federated Funds with net asset value exchange privileges with the Company are:

                             .Federated International Income Fund;

                             .Federated International Equity Fund;

                             .Federated Equity Income Fund, Inc.;



                             .Federated High Income Bond Fund, Inc.;

                             .Federated Municipal Securities Fund, Inc.;

                             .Federated Utility Fund, Inc.; and

                             .Tax-Free Instruments Trust.

  EXCHANGING SHARES. Shareholders who have purchased shares of the BOND FUND, STOCK FUND or INCOME FUND (a "load Fund") (including shares acquired through a reinvestment of a dividend or distribution on such shares) may exchange those shares for shares of another load Fund or one of the Fund's listed above without paying an additional exchange or sales charge except that, in the case of the BOND FUND and the INCOME FUND, this privilege does not apply to exchanges into the STOCK FUND until an investor has owned shares in the BOND FUND or the INCOME FUND for 90 days. The 90-day holding period does not apply to exchanges in which the investor obtained BOND FUND or INCOME FUND shares through a prior exchange of shares of the STOCK FUND. When shares of the TREASURY MONEY FUND are exchanged for shares of a load Fund or a Federated Fund, the applicable sales charge (if any) will be assessed. However, shareholders exchanging shares of the TREASURY MONEY FUND which were received in a previous exchange involving shares on which a load was paid will not be required to pay an additional sales charge upon notification of the reinvestment of the equivalent investment into a load Fund.

  Shareholders who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the Fund or Federated Fund into which an exchange is to be effected.

  The exchange privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. Written exchange instructions may require a signature guarantee (see "Redemption of Shares"). Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be terminated at any time upon 60 days' written notice to shareholders. A shareholder may obtain further information on the exchange privilege by consulting the shareholder's SouthTrust account representative, a SouthTrust Vulcan Funds Dealer, or the Distributor.

  EXCHANGE-BY-TELEPHONE. An investor may telephone an exchange request by calling the investor's SouthTrust account representative or SouthTrust Vulcan Funds Dealer which is responsible for transmitting such exchange request to the Distributor. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Telephone exchange instructions may be recorded.

  An investor may have difficulty in making exchanges by telephone through a SouthTrust account representative or SouthTrust Vulcan Funds Dealer during times of drastic economic or market changes. If a shareholder cannot contact the shareholder's SouthTrust account representative or SouthTrust Vulcan Funds Dealer by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail.

  An investor should be aware that a transaction initiated by telephone and reasonably believed to be genuine by the above-named parties may subject the investor to the risk of loss if such transaction is subsequently found not to be genuine. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

  Shares held in certificate form cannot be exchanged by telephone but must be forwarded to the transfer agent by the SouthTrust account representative or a SouthTrust Vulcan Funds Dealer before an exchange request can be processed.

REDEMPTION OF SHARES

  An investor may redeem Fund shares in accordance with instructions and limitations relating to the customer's account at SouthTrust or the investor's SouthTrust Vulcan Funds Dealer. These procedures will vary in accordance with the type of account, and a shareholder should contact the account representative to redeem shares. A SouthTrust account representative or a SouthTrust Vulcan Funds Dealer is responsible for transmitting redemption orders promptly to the Fund.

  No charge for wiring redemption payments is imposed by the Company, although SouthTrust or a SouthTrust Vulcan Funds Dealer may charge customer accounts for services provided in connection with the redemption of shares. Information relating to such redemption services and charges, if any, may be obtained by customers from their account representative. Except for certain redemptions made within one year from the date of purchase, redemption orders are effected at the net asset value per share next determined after receipt of the order by the Distributor. See "Redemption Fee" below for a discussion of circumstances in which a redemption fee may be assessed on redemptions.

  With respect to the BOND FUND, STOCK FUND and INCOME FUND, redemption proceeds are normally remitted in federal funds to the redeeming institution within five business days following receipt of the order.

  With respect to the TREASURY MONEY FUND, if a redemption order is received by the Distributor on a business day before 12:00 noon (Eastern time), payment is normally wired the same day in federal funds. Payment for redemption orders received between 12:00 noon (Eastern time) and 4:00 p.m. (Eastern time) is normally wired on the next business day. The Fund reserves the right to wire redemption proceeds within five business days after receiving the redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact the Fund.

  Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by an "eligible guarantor institution" as that term is defined under Rule 17Ad-15 under the Securities Exchange Act of 1934. Such institutions may include domestic banks, savings associations, credit unions, brokers, dealers, securities exchanges and associations and clearing agencies, which are approved by the transfer agent. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

REDEMPTION FEE

  In order to discourage short-term investments in the BOND FUND, STOCK FUND and INCOME FUND, the Company charges a redemption fee in connection with redemptions of shares held for less than one year which were purchased at net asset value (investments in excess of $1,000,000). The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. In determining if a charge applies and the amount of any such charge, the first shares redeemed are those purchased with reinvested dividends and capital gain distributions, followed by others held the longest. The redemption fee is not assessed on (i) exchanges (except if shares acquired by exchange were then redeemed with 12 months of the initial purchase); (ii) redemptions made in connection with distributions from qualified retirement plans, 403(b) plans or IRAs due to death, disability or attainment of age 59 1/2; (iii) redemptions resulting from the tax-free return of excess contributions to IRAs or employee benefit plans; and (iv) redemptions through certain automatic withdrawals. The 1% redemption fee is not a deferred sales charge but is rather a means to offset the additional costs associated with short-term investments in the Funds.
  AUTOMATIC WITHDRAWAL PLAN ("AWP"). An AWP may be established by a new or existing shareholder of any Fund if the value of the shareholder's account (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more, other than retirement accounts subject to required minimum distributions. Shareholders who elect to establish an AWP may receive a monthly, quarterly, semi-annual, or annual payment in a stated amount of not less than $50. Fund shares will be redeemed as necessary to meet withdrawal payments. Withdrawals may reduce principal and eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30-days' written notice to SouthTrust, a SouthTrust Vulcan Funds Dealer, or by the Fund at any time.

  PURCHASE OF SHARES AT NET ASSET VALUE. From time to time, the Distributor may offer special concessions to enable investors to purchase shares of a load Fund offered by the Company at net asset value, without payment of a sales charge. To qualify for a net asset value purchase, the investor must pay for such purchase with proceeds from the redemption of shares of a non-affiliated mutual fund on which a sales charge was paid. A qualifying purchase of shares must occur within 30 days of the prior redemption and must be evidenced by a confirmation of the redemption transaction. At the time of purchase, SouthTrust or a SouthTrust Vulcan Funds Dealer must notify the Distributor that the purchase qualifies for a purchase at net asset value. Proceeds from the redemption of shares on which no sales charges or commissions were paid do not qualify for a purchase at net asset value.

                          DIVIDENDS AND DISTRIBUTIONS

  Dividends from net investment income of the TREASURY MONEY FUND are declared daily and paid monthly. Dividends from net investment income are declared and paid quarterly by the STOCK FUND. Dividends from net investment income of the BOND FUND and INCOME FUND are declared and paid monthly. All dividends are paid in cash. Each Fund's net realized capital gains (including net short-term capital gains) are distributed at least annually. Shareholders may elect to have their dividends reinvested in additional shares of a Fund at the net asset value of such shares on the payment date. Such election, or any revocation thereof, must be communicated in writing by SouthTrust or a SouthTrust Vulcan Funds Dealer on behalf of its customer to the transfer agent and will become effective with respect to dividends paid after its receipt. The crediting and payment of dividends will be in accordance with the procedures governing the shareholder's account at SouthTrust or the SouthTrust Vulcan Funds Dealer. Shareholders whose purchase orders are received and executed by 12:00 noon (Eastern time) receive dividends for that day. On the other hand, shareholders whose redemption orders have been received by 12:00 noon (Eastern time) will not receive dividends for that day, while shareholders whose redemption orders have been received after 12:00 noon (Eastern time) will receive that day's dividends.



  Each Fund's expenses are deducted from the total income of the Fund before dividends are declared and paid. These expenses include, but are not limited to, fees paid to the Adviser and the administrator, custodian and transfer agent; fees and expenses of officers and Trustees; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying each Fund and its shares for distribution under federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and trustees' and officers' liability insurance premiums; and the expense of using independent pricing services and other expenses which are not assumed by the administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular Fund will be allocated among all Funds by or under the direction of the Trustees in a manner the Trustees determine to be fair and equitable. The Adviser, administrator, custodian and transfer agent may voluntarily waive all or a portion of their fees from time to time.

                               PRICING OF SHARES

  On Monday through Friday, the net asset value of the BOND FUND, STOCK FUND and INCOME FUND is determined once daily at the close of trading on the New York Stock Exchange, usually 4:00 p.m. (Eastern time), and the net asset value of the TREASURY MONEY FUND is determined twice daily at 12:00 noon and 4:00 p.m. (Eastern time), except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Funds' net asset value is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities and dividing the result by the number of outstanding shares.
  With respect to the BOND FUND, STOCK FUND and INCOME FUND, securities which are traded on a recognized stock exchange are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the current bid and asked prices. Restricted securities, securities for which market quotations are not readily available, and other assets are valued at fair value by the Adviser under the supervision of the Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis (unless the Trustees determine that such basis does not represent fair value at the time). Under this method, such securities are valued initially at cost on the date of purchase. Thereafter, absent unusual circumstances, the Funds assume a constant proportionate amortization of any discount or premium until maturity of the security. With respect to the TREASURY MONEY FUND, portfolio securities are valued on an amortized cost basis in an effort to maintain a net asset value of $1.00 per share.

                            MANAGEMENT OF THE FUNDS

BOARD OF TRUSTEES

  The Company is managed under the direction of the Board of Trustees. The Statement of Additional Information contains background information and the name of each Trustee.




INVESTMENT ADVISER

  SouthTrust Bank of Alabama, N.A., a national banking association, serves as the investment adviser for each of the Funds. The Adviser, headquartered in Birmingham, Alabama, is a wholly-owned subsidiary of SouthTrust Corporation, a publicly-held bank holding company. The Adviser and SouthTrust Corporation have their principal offices at 420 North 20th Street, Birmingham, Alabama 35203. The Adviser's experience includes the management of various collective and common investment funds and the provision of investment management services to banks and thrift institutions, corporate and profit-sharing trusts, municipal and state retirement funds, and individual investors. As of May 30, 1997, the Adviser had approximately $2.8 billion in assets under management. The Adviser has served as investment adviser since the Company's inception on March 4, 1992.


  Subject to the supervision of the Trustees, the Adviser provides overall investment management for each Fund, provides research and credit analysis, is responsible for all purchases and sales of portfolio securities, maintains books and records with respect to each Fund's securities transactions and provides periodic and special reports to the Trustees as requested.

  For the advisory services provided and expenses assumed by it, the Adviser is entitled to receive a fee from each Fund, computed daily and payable monthly, at an annual rate of .50% of the average daily net assets of the TREASURY MONEY FUND, .60% with respect to the BOND FUND and the INCOME FUND, and .75% with respect to the STOCK FUND. Although the fee rate to be paid to the Adviser by the STOCK FUND is higher than that paid by most other investment companies, it is comparable to the fee rate paid to advisers of many other investment companies having investment objectives and policies similar to those of the STOCK FUND.
  Investment decisions for the STOCK FUND, the BOND FUND and the INCOME FUND are made by investment teams with Jon F. Goebel serving as the lead portfolio manager for the STOCK FUND and David J. Howell as the lead portfolio manager for the BOND and INCOME FUNDS. Mr. Goebel has guided the STOCK FUND since joining SouthTrust Bank, N.A. in June of 1994. Mr. Goebel is the Chief Investment Officer of SouthTrust Asset Management Company. He is a Chartered Financial Analyst and has a master's degree from the University of Nebraska. Prior to joining SouthTrust, Mr. Goebel served in similar capacity for North Carolina Trust Company. Mr. Howell has led the BOND and INCOME FUND'S management since their inceptions in May 1992 and January 1996, respectively. Mr. Howell is a Senior Fixed-Income Portfolio Manager for SouthTrust Asset Management Company where he has been a member of the investment team since
1987. Mr. Howell has a bachelor's degree from the University of North Alabama.

  As part of its regular banking operations, SouthTrust Bank of Alabama, N.A. may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of SouthTrust Bank of Alabama, N.A. The lending relationship will not be a factor in the selection of securities.

  The Company, the Adviser and the Distributor have adopted strict codes of ethics governing the conduct of all employees who manage the Funds and their portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Funds' shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days (Company's code only). The Adviser's code permits access persons to purchase and sell securities without preclearance provided that such securities are so widely traded that they are only remotely potentially harmful to the Funds and such transactions are unlikely to affect the market for such security. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

ADMINISTRATOR, CUSTODIAN, AND TRANSFER AGENT

  Federated Administrative Services, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, a subsidiary of Federated Investors, provides the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. The administrator provides these at an annual rate as specified below:

        MAXIMUM              AVERAGE DAILY NET ASSETS
   ADMINISTRATIVE FEE              OF THE COMPANY
   ------------------   -----------------------------------
         .150%          on the first $250 million
         .125%          on the next $250 million
         .100%          on the next $250 million
         .075%          on assets in excess of $750 million

  The administrative fee received during any fiscal year shall be at least $50,000 for the TREASURY MONEY FUND, STOCK FUND and BOND FUND. The administrative fee received during any fiscal year with respect to INCOME FUND shall be at least $100,000. The administrator may voluntary waive a portion of its fee.
  State Street Bank and Trust Company ("State Street"), whose principal office is located in Boston, Massachusetts, serves as the custodian of the Company's assets. Effective on or about July 11, 1997, SouthTrust Bank of Alabama, N.A. will become the custodian of the Company's assets.
  Federated   Shareholder  Services  Company  is  transfer  agent  and  dividend disbursing agent for the Company. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The transfer agent, which is a subsidiary of Federated Investors, has the same
address as the administrator and Distributor.          DISTRIBUTOR
  Shares of each Fund are sold on a continuous basis for the Company by Federated Securities Corp. (the "Distributor"). It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. The Distributor may offer certain items of nominal value from time to time to any shareholder or investor in connection with the sale of Fund shares. The Distributor, which is a subsidiary of Federated Investors, has the same address as the administrator and transfer agent.
  DISTRIBUTION PLAN (INCOME FUND ONLY). Under a distribution plan (the "Plan") adopted in accordance with SEC Rule 12b-1 under the Investment Company Act of 1940, the INCOME FUND will pay to the Distributor an amount computed at an annual rate of up to 0.25% of the average daily net asset value of the shares to finance any activity which is principally intended to result in the sale of shares subject to the Plan. The Distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales support services as agent for their clients or customers. Certain trust clients of the Company, including ERISA plans, will not be affected by the Plan because the Plan will not be activated unless and until a second, "Trust" class of shares of the INCOME FUND (which would not have a Rule 12b-1 plan) is created and such trust clients' investments in the INCOME FUND are converted to such Trust class.




  The INCOME FUND'S plan is a compensation type plan. As such, the INCOME FUND makes no payments to the Distributor except as described above. Therefore, the INCOME FUND does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from the INCOME FUND, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by the INCOME FUND under the Plan.

  The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Company's Trustees will consider appropriate changes in the services.

ADMINISTRATIVE ARRANGEMENTS

  With respect to each Fund, the Distributor may select brokers, dealers and administrators (including depository or other institutions such as commercial banks and savings associations) to provide distribution and/or administrative services for which they will receive fees from the Distributor based upon shares owned by their clients or customers. These administrative services include distributing prospectuses and other information, providing account assistance, and communicating or facilitating purchases and redemptions of the Funds' shares. The fees are calculated as a percentage of the average aggregate net asset value of shareholder accounts held during the period for which the brokers, dealers, and administrators provide services. Any fees paid for these services by the Distributor will be reimbursed by the Adviser and not the Funds.

BROKERAGE TRANSACTIONS

  With respect to the TREASURY MONEY FUND, BOND FUND and INCOME FUND, when selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review and oversight by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

  Although investment decisions for the Funds are made independently from those of the other accounts managed by the Adviser, investments of the type the Funds may make may also be made by those other accounts. When the Funds and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

  When selecting brokers and dealers to handle the purchase and sale of portfolio instruments on behalf of the STOCK FUND, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

                                     TAXES

  Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, (the "Code"). Such qualification relieves a Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with the Code.

  Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that a Fund distribute to its shareholders an amount equal to at least 90% of its investment company income (if any) net of certain deductions for such year. In general, a Fund's investment company income will be its taxable income (including dividends, interest, and shortterm capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company income each taxable year. Such distributions will be taxable as ordinary income to the Fund's shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or qualified retirement plan are deferred under the Code.) The dividends received deduction for corporations will apply to such distributions by the STOCK FUND to the extent of the total qualifying dividends received by the distributing Fund from domestic corporations for the taxable year.
  Substantially all of each of the BOND FUND, STOCK FUND and INCOME FUND'S net realized long-term capital gains, if any, will be distributed at least annually to such Fund's shareholders. The Funds will generally have no tax liability with respect to such gains, and the distributions will be taxable to such shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held such Fund shares and whether such gains are received in cash or reinvested in additional shares. The TREASURY MONEY FUND does not expect to realize long-term gains, and therefore, does not expect to distribute any capital gain dividends.

  Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

  Before purchasing shares in the BOND FUND, STOCK FUND or INCOME FUND, the impact of dividends or distributions which are expected to be declared or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.

  A taxable gain or loss may be realized by a holder of shares of the BOND FUND, STOCK FUND or INCOME FUND upon the redemption or transfer of such Fund shares, depending upon the tax basis of such shares and their price at the time of redemption or transfer.

  Distributions of net investment income may be taxable to shareholders as dividend income under state or local law even though a substantial portion of such distributions may be derived from interest on U.S. government obligations, which, if realized directly, would be exempt from such income taxes. Shareholders should consult their tax advisers concerning the application of state and local taxes.

  The TREASURY MONEY FUND is structured to provide shareholders, to the extent permissible by federal and state law, with income that is exempt or excluded from taxation at the state and local level. States that impose an income tax have, by statute, judicial decision or administrative action, taken the position that dividends of a regulated investment company, such as the TREASURY MONEY FUND, that are attributable to interest on direct U.S. Treasury obligations, are the functional equivalent of interest from such obligations and are, therefore, exempt from state and local taxes. Shareholders should consult their own tax adviser about the status of distributions from the Fund in their own state. Shareholders of the TREASURY MONEY FUND will be informed of the percentage of income distributed by the Fund which is attributable to U.S. government obligations.

  On an annual basis, the Company will send written notices to record owners of shares regarding the federal tax status of distributions made by each Fund.

  Since this is not an exhaustive discussion of applicable tax consequences, investors should contact their tax advisers concerning investments in the Funds.

                             DESCRIPTION OF SHARES

  The Company was organized as a Massachusetts business trust on March 4, 1992, and is registered under the 1940 Act as an open-end management investment company. Effective June 30, 1993, the Company changed its name from "Vulcan Funds" to "SouthTrust Vulcan Funds." The Master Trust Agreement authorizes the Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to such authority, the Trustees have authorized the issuance of an unlimited number of shares of beneficial interest in the Company, representing interests in the TREASURY MONEY FUND, the BOND FUND, the STOCK FUND and the INCOME FUND, respectively, each of which is classified as a diversified investment company under the 1940 Act.

  Each share of a Fund has a par value of $.001, represents an equal proportionate interest in the particular Fund involved and is entitled to such dividends and distributions earned on such Fund's assets as are declared in the discretion of the Trustees.




  The Company's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by Fund, except where otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. Under Massachusetts law and the Company's Master Trust Agreement, the Company is not required and does not currently intend to hold annual meetings of shareholders for the election of Trustees except as required under the 1940 Act. The Trustees are required to call a meeting of shareholders upon the written request of at least 10% of the Company's outstanding shares. In addition, to the extent required by law, the Company will assist in shareholder communications in connection with such a meeting. For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information. As of June 2, 1997, Lynspen & Company of Birmingham, Alabama, acting in various capacities for numerous accounts, was the owner of record of 473,732,744 shares (96.56%) of the TREASURY MONEY FUND; Lynspen & Company of Birmingham, Alabama, acting in various capacities for numerous accounts, was the owner of record of 8,921,661 shares (98.04%) of the BOND FUND; Lynspen & Company of Birmingham, Alabama, acting in various capacities for numerous accounts, was the owner of record of 16,438,655 shares (95.67%) of the STOCK FUND; Lynspen & Company of Birmingham, Alabama, acting in various capacities for numerous accounts, was the owner of record of 3,870,373 shares (97.63%) of the INCOME
FUND and therefore, may, for certain purposes, be deemed to control the Funds and be able to affect the outcome of certain matters presented for a vote of shareholders.

                           TOTAL RETURNS AND YIELDS

  TOTAL RETURN. From time to time the BOND FUND, STOCK FUND and INCOME FUND may advertise their average annual total return over various periods of time. Such total return figures show the average percentage change in value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the
Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in shares of the Fund. When considering average total return figures for periods longer than one year, it is important to note that the relevant Fund's average annual total return for any one year in the period might have been greater or less than the average for the entire period. The BOND FUND, STOCK FUND and INCOME FUND may also use aggregate total return figures for various periods representing the cumulative share prices and assuming reinvestment of dividends and distributions. Aggregate total returns may be shown by means of schedules, charts or graphs and may indicate sub-totals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions).

  YIELD. From time to time, the BOND FUND and INCOME FUND may quote a 30-day yield in advertisements or in communications to shareholders. The yield of a Fund refers to the income generated by an investment in the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during the 30-day period is assumed to be earned and reinvested at a constant rate and compounded semi-annually. The annualized income is then shown as a percentage of the investment.

  The TREASURY MONEY FUND may advertise its yield and effective yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. Yield refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.


Effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  Quotations of yield and total return of each Fund represent a Fund's past performance and should not be considered as representative of future results. Any account fees charged by SouthTrust or a SouthTrust Vulcan Funds Dealer will not be included in the Fund's calculations of yield and total return. Such fees, if any, will reduce the investor's net return on an investment. The methods used to compute each performance quotation are described in more detail in the Statement of Additional Information.






                                     NOTES





                                     NOTES


No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the Company's Statement of Additional Information incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized by the Company or its Distributor. The Prospectus does not constitute an offering by the Company or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

[LOGO OF SOUTHTRUST BANK]

Treasury Obligations
Money Market Fund
Bond Fund
Stock Fund
Income Fund


Prospectus
June 30, 1997

Table of Contents


                                        Page
Expense Summary...                          2
Financial Highlights                        4
Investment Objectives and Policies
of the Fund.......                          6
Investment Activities                       7
How to Purchase, Exchange and
Redeem Shares.....                          16
Dividends and Distributions                 22
Pricing of Shares.                          23
Management of the Funds                     23
Taxes                                       27
Description of Shares                       28
Total Returns and Yields                    29



[LOGO OF SOUTHTRUST BANK]

Cusip 844734202
Cusip 844734301
Cusip 844734103
Cusip 844734400
3052010A (6/97)


                               Treasury Money Fund
                                    Bond Fund
                                   Stock Fund
                                   Income Fund
               (Investment Portfolios of SouthTrust Vulcan Funds)

                       Statement of Additional Information







   This  Statement  of  Additional   Information  provides   supplementary
      information pertaining to four series of shares representing interests in four investment portfolios (the "Funds") of SouthTrust Vulcan Funds (the "Company"): the Treasury Obligations Money Market Fund (the "Treasury Money Fund"), the Bond Fund, the Stock Fund and the Income Fund. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Company's prospectus dated June 30, 1997. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-843-8618. This Statement of Additional Information dated June 30, 1997, although not in itself a prospectus, is incorporated by reference in its entirety into the Company's prospectus.



                                               Statement dated June 30, 1997





      No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the prospectus in connection with the offering made by the prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Company or the Distributor. The prospectus does not constitute an offering by the Company or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

-------------------------------------------------------------------------------
Table of Contents
------------------------------------------------------------------------------
                                        I

General                                                   1
------------------------------------------------------------------------------
Additional Information on Fund Investments                1
-----------------------------------------------------------------------------
   Repurchase Agreements                                  1
   Reverse Repurchase Agreements                          1
   Variable and Floating Rate Instruments                 1
   Money Market Instruments                               2
   When-Issued And Delayed Delivery Transactions          2
   Mortgage-Related Securities                            2
   Stripped Securities                                    3
   Warrants                                               3
   American Depositary Receipts                           3
   Investment Companies                                   3
   Lending of Portfolio Securities                        3
   Yields and Ratings                                     4
   Restricted Securities                                  4

Additional Investment Limitations                         4
-------------------------------------------------------------------------------

Trustees and Officers                                     6
-------------------------------------------------------------------------------
   Trustees Compensation                                  8
   Shareholder and Trustee Liability                      8

Investment Advisory and Other Service Arrangements        9
-------------------------------------------------------------------------------
   Advisory Agreement                                     9
   Distributor's Contract                                 9

Other Services                                            9
-------------------------------------------------------------------------------
   Fund Administration                                    9
   Custodian                                             10
   Transfer Agent                                        10



Portfolio Transactions                                   10
-------------------------------------------------------------------------------

Purchase, Exchange and Redemption Information            11
-------------------------------------------------------------------------------
   Exchanging Securities for Fund Shares                 12

Net Asset Value                                          12
-------------------------------------------------------------------------------
   Treasury Money Fund                                   12
   All Funds                                             13

Performance Information                                  13
-------------------------------------------------------------------------------
   Yield of the Treasury Money Fund                      13
   Yield and Performance of the Bond Fund, Stock Fund and Income Fund     13
   Economic and Market Information                       15

Taxes                                                    15
-------------------------------------------------------------------------------
   General                                               16
   Taxation of Certain Financial Instruments             17

Additional Information Concerning Shares                 17
-------------------------------------------------------------------------------

Independent Public Accountants                           18
-------------------------------------------------------------------------------

Legal Counsel                                            18

Miscellaneous                                            19
-------------------------------------------------------------------------------
   Control Persons and Principal Holders of
      Securities                                         19
   Banking Laws                                          19
   Shareholder Approvals                                 20
   Financial Statements                                  20

Appendix A                                               21
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


General
-------------------------------------------------------------------------------

            The Company is an open-end management investment company currently offering shares in four diversified investment portfolios. The Company was organized on March 4, 1992. On June 30, 1993, the name of the Company changed from "Vulcan Funds" to "SouthTrust Vulcan Funds."

As stated in the prospectus, the investment adviser (the "Adviser") of each Fund is SouthTrust Bank of Alabama, N.A. Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the prospectus.

Additional Information on Fund Investments
------------------------------------------------------------------------------
     The following supplements the information contained in the prospectus concerning the investment objectives and policies of the Funds. A description of applicable credit ratings is set forth in Appendix A hereto.

Repurchase Agreements

Each Fund may enter into repurchase agreements with financial institutions, such as banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Adviser will continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject thereto at not less than the repurchase price. The repurchase price under the repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). With respect to the Treasury Money Fund, the securities held subject to repurchase agreements may have stated maturities in excess of thirteen months, provided the repurchase agreement itself matures in one year or less.

Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to a Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940, (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While a reverse repurchase agreement is outstanding, a Fund will maintain in a segregated account cash, U.S. government securities or other liquid high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

Variable and Floating Rate Instruments

Debt instruments may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by the Treasury Money Fund may have stated maturities in excess of a Fund's maturity limitation if a Fund can demand payment of the principal of the instrument at least once every thirteen months on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. government or an agency thereof). These instruments may include variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Treasury Money Fund will invest in variable and floating rate instruments only when the Adviser deems the investment to involve minimal credit risk.

In determining weighted average portfolio maturity of the Funds, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next interest rate adjustment or the time the Fund involved can recover payment of principal as specified in the instrument. Variable rate U.S. government obligations held by the Funds, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

         The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Fund could suffer a loss if the issuer defaulted or during periods that a Fund is not entitled to exercise its demand rights.

Variable and floating rate instruments held by a Fund will be subject to the Fund's 15% (10% in the case of the Treasury Money Fund) limitation on illiquid investments when a Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

Money Market Instruments

The Funds (other than Treasury Money Fund) may invest in certain money market instruments such as:

         o instruments of domestic and foreign banks and savings associations if they have capital, surplus, and undivided profits of over $100,000,000 or if the principal amount of the instrument is federally insured;

         o commercial paper rated, at the time of purchase, not less than A-1 by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investor Services, Inc. ("Moody's") or F-1 by Fitch Investor Service, Inc. ("Fitch"), and unrated commercial paper that is deemed by the Fund's investment adviser to be of comparable quality to securities having such ratings;

         o time and savings deposits whose accounts are insured by the Bank Insurance Fund ("BIF") which is administered by the Federal Deposit Insurance Corporation ("FDIC") or in institutions whose accounts are insured by the Savings Association Insurance Fund ("SAIF"), which is also administered by the FDIC, including certificates of deposit issued by and other time deposits in foreign branches of BIF-insured banks; or

         o  bankers' acceptances.

When-Issued And Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price or yield for the Funds. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Funds sufficient to make payment for the securities to be purchased are segregated on the Funds' records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 25% of the total value of its assets.

Mortgage-Related Securities

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Maes certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.





Stripped Securities

The Treasury Money Fund and the Bond Fund may acquire U.S. government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment banking firm. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government obligations for federal tax and securities purposes. The Company is not aware of any binding legislative, judicial or administrative authority on this issue.

Warrants

   The Stock Fund and Income Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price, of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

American Depositary Receipts

American Depositary Receipts ("ADRs") are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. Certain such institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer.

Investment Companies




   The Funds currently intend to limit investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of a Fund's total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund or by the Company as a whole, unless permitted to exceed these limitations by an exemptive order from the Securities and Exchange Commission ("SEC").

Lending of Portfolio Securities




   Each Fund may lend securities from its portfolio to brokers, dealers and other financial organizations. Such loans, if and when made, may not exceed 20% of the Fund's total assets, taken at value. Each Fund may not lend its portfolio securities to the Adviser or its affiliates without specific authorization from the SEC. Loans of portfolio securities by a Fund will be collateralized by cash, letters of credit or securities issued or guaranteed by the U.S. government or its agencies which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. From time to time, a Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund or with the Adviser, and which is acting as a "finder."

         In lending its portfolio securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever portfolio securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equivalent to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and
(f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, like those associated with other extensions of secured credit, consist of: possible declines in value of collateral, possible delays in receiving additional collateral or in the recovery of loaned securities or expenses of enforcing the Funds' rights. Loans will be made to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Yields and Ratings

The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., and other nationally recognized statistical rating organizations ("NRSROs") represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

With respect to the Treasury Money Fund, all securities (other than U.S. government securities) must be rated (generally, by at least two NRSROs) within the two highest rating categories assigned to short-term debt securities. In addition, the Treasury Money Fund will not invest more than 5% of its total assets in securities rated in the second highest rating category by such NRSROs and will not invest more than 1% of its total assets in the securities of any one such issuer. Unrated and certain single rated securities (other than U.S. government securities) may be purchased by the Treasury Money Fund, but are subject to a determination by the Adviser, in accordance with procedures established by the Trustees, that the unrated securities are of comparable quality to the appropriate rated securities.

Restricted Securities

It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A under the Securities Act of 1933 could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities. To comply with restrictions of certain states, the Funds will limit their investments in restricted securities to no more than 5% of their respective total assets. (If state requirements change, this restriction may be revised without shareholder notification.)

Additional Investment Limitations
-----------------------------------------------------------------------------
In addition to the fundamental investment limitations disclosed in the prospectus, each Fund is subject to the investment limitations enumerated in this sub-section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares as defined under "Miscellaneous--Shareholder Approvals."

No Fund may:

1. Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

2. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

3. Act as an underwriter of securities, except to the extent that it may be deemed an underwriter within the meaning of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale.

4. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts, options on futures contracts and transactions in securities on a when-issued or forward commitment basis, and except that a non-money market fund may enter into forward foreign currency contracts and options thereon in accordance with its investment objectives and policies.

5.  Purchase securities of companies for the purpose of exercising control.

6. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, a Fund's sale of securities short against the box or a Fund's transactions in securities on a when-issued or forward commitment basis, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

7. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, and may engage in transactions in securities on a when-issued or forward commitment basis, and except that a non-money market fund may enter into forward foreign currency contracts and options thereon in accordance with its investment objectives and policies.

8. Make loans, except that each Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately negotiated), may lend portfolio securities and enter into repurchase agreements in accordance with its investment objective and policies.

         In addition, the investment limitations listed below are summarized in the prospectus and are set forth below in their entirety.

No Fund may:

1. Purchase securities of any one issuer other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or certificates of deposit for any such securities if more than 5% of the value of the Fund's total assets, taken at current value, would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or the Company, except that up to 25% of the value of the Fund's total assets, taken at current value, may be invested without regard to these limitations provided, however, that the Treasury Money Fund may in no event invest more than 5% of its total assets in the securities of any one issuer. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

2. Borrow money or issue senior securities except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. No Fund will purchase securities while its aggregate borrowings including reverse repurchase agreements and borrowing from banks in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund's investment practices are not deemed to be pledged for purposes of this limitation.

3. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry and, in the case of the Treasury Money Fund, in securities the interest upon which is paid from revenues of similar types of projects, provided that (a) there is no limitation with respect to (i) instruments that are issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry).

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.



Trustees and Officers
-------------------------------------------------------------------------------

The Trustees and Executive Officers of the Company, and their business addresses, birthdates, and principal occupations during the past five years, are:


-------------------------------------------------------------------------------
William O. Vann *

Box 757

Birmingham, AL  35201

Birthdate:  January 28, 1942

Trustee and Chairman of the Board




   Chairman  and Chief  Executive  Officer,  Young & Vann Supply Co. (since
1987); Partner, B &B Investments; Trustee and Past Chairman, The Childrens' Hospital of Alabama.


-------------------------------------------------------------------------------
Edward C. Gonzales

Federated Investors Tower

Pittsburgh, PA  15222

Birthdate:  October 22, 1930

President and Treasurer

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds;
President, Executive Vice President and Treasurer of some of the Funds distributed by Federated Securities Corp.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
C. Christine Thomson

Federated Investors Tower

Pittsburgh, PA  15222

Birthdate:  September 1, 1957

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of other funds distributed by Federated Securities Corp.


-------------------------------------------------------------------------------
Peter J. Germain

Federated Investors Tower

Pittsburgh, PA  15222

Birthdate:  September 3, 1959

Secretary

Senior Corporate Counsel, Federated Investors
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Thomas L. Merrill, Sr. *

210 Inverness Center Dr.

P.O. Box 10264

Birmingham, AL  35242

Birthdate:  October 27, 1925

Trustee

Vice Chairman and Director, Altec Industries,  Inc.; Director, Walker Companies;
formerly,   President  and  Chief  Executive  Officer,  Altec  Industries,  Inc.
(1990-1993) and Chairman, Vantage Consulting (until 1989).


------------------------------------------------------------------------------
Charles G. Brown, III

P.O. Box 170100

Birmingham, AL  35217

Birthdate:  November 27, 1953

Trustee

President, Tubular Products Company (since 1985); Managing Partner, Red Hollow Partnership.


------------------------------------------------------------------------------

------------------------------------------------------------------------------
Russell W. Chambliss

Mason Corporation

P.O. Box 59226

Birmingham, AL  35259

Birthdate:  December 26, 1951

Trustee

President (since 1989), Executive Vice President (1988), and Vice President of Sales and Marketing (1984-1988), Mason Corporation.


-------------------------------------------------------------------------------



   Thomas Grady *


P.O. Box 2

Kannapolis, North Carolina 28082-0002

Birthdate:  July 25, 1941

Trustee


     Partner of the law firm of Williams, Boger, Grady, Davis and Tuttle, P.A. , Chairman of the Board of Pfeiffer University, Member of Cannon Foundation.



-------------------------------------------------------------------------------
* This Trustee is deemed to be an "interested person" of the Company as defined in the Investment Company Act of 1940.

As of the date of this Statement of Additional Information, the Trustees and Officers of the Company, as a group, owned less than 1% of the outstanding shares of any Fund.

Trustees Compensation


------------------------------------------------------------------------------
                                        AGGREGATE
NAME ,                                  COMPENSATION
POSITION WITH                           FROM
Company +                               Company*#

------------------------------------------------------------------------------



William O. Vann,                        $8,000

Trustee and Chairman of
the Board


Thomas L. Merrill, Sr.                  $7,000

Trustee


Charles G. Brown, III                   $7,000

Trustee


Russell W. Chambliss                    $8,000

Trustee


Thomas Grady                                     $7,000

Trustee

-------------------------------------------------------------------------------

* Information is furnished for the fiscal year ended April 30, 1997. The Company is the only investment company in the Fund Complex.


# The aggregate compensation is provided for the Company which is comprised of four portfolios.


Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Company's Master Trust Agreement provides that shareholders shall not be subject to any personal liability in connection with the assets of the Company for the acts or obligations of the Company, and that every note, bond, contract, order, or other undertaking made by the Company shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of the investor being or having been a shareholder and not because of the shareholder's acts or omissions or some other reason. The Master Trust Agreement also provides that the Company shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Company, and shall satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Company itself would be unable to meet its obligations.

The Master Trust Agreement further provides that all persons having any claim against the Trustees or the Company shall look solely to the trust property for payment; that no Trustee of the Company shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment, or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Company; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of the Trustee's own bad faith, willful misfeasance, gross negligence or reckless disregard of the Trustee's duties as a Trustee. With the exception stated, the Master Trust Agreement provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by the Trustee in connection with the defense or disposition of any proceeding in which the Trustee may be involved or with which the Trustee may be threatened by reason of being or having been a Trustee, and that the Company will indemnify Officers of the Company to the same extent that Trustees are entitled to indemnification.


-------------------------------------------------------------------------------

Investment Advisory and Other Service Arrangements
-------------------------------------------------------------------------------

         Advisory Agreement




   The advisory services provided by the Adviser pursuant to an advisory agreement (the "Advisory Agreement") between it and the Company, as well as the fees payable by the Company to the Adviser for such services, are described in the prospectus. For the fiscal years ended April 30, 1997, 1996 and 1995, the Adviser earned advisory fees totaling $2,163,019, $1,546,225 and $1,274,354, respectively, for the Treasury Money Fund, $528,799, $491,657, and $341,359, respectively, for the Bond Fund, and $1,750,919, $1,257,372, and $643,017,
respectively, for the Stock Fund. For the same periods, the Adviser waived advisory fees totaling $865,208, $618,490, and $676,587, respectively, for the Treasury Money Fund, $44,067, $40,971, and $144,939, respectively, for the Bond Fund and $70,037, $124,311, and $315,704, respectively, for the Stock Fund. For the fiscal year ended April 30, 1997 and the period from January 10, 1996 (date of initial public investment) to April 30, 1996, the Adviser earned advisory fees for the Income Fund of $248,407 and $122,936, respectively, $113,723 and $10,245 of which was voluntarily waived, respectively.

         The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the Adviser's part in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Agreement is terminable with respect to a Fund by vote of the Trustees, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Adviser. The Adviser may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Company, and the Advisory Agreement terminates automatically in the event of its assignment. Because of the internal controls maintained by SouthTrust Bank of Alabama, N.A. to restrict the flow of non-public information, the Funds' investments are typically made without any knowledge of SouthTrust Bank of Alabama, N.A. or its affiliates' lending relationships with an issuer.

Distributor's Contract

The  Company  has  entered  into  a  Distributor's   Contract  under  which  the
Distributor, as agent, sells shares of each Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of each Fund, although it is not obligated to sell any particular amount of shares.

Other Services
------------------------------------------------------------------------------

         Fund Administration




   Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Company for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrator." For the fiscal years ended April 30, 1997, 1996 and 1995, the Administrator earned the following fees:
$526,824,  $408,456,  and $359,519,  respectively,  for the Treasury Money Fund,
$284,437, $222,204, and $118,687, respectively, for the Stock Fund, and $107,564, $108,910, and $80,264, respectively, for the Bond Fund. For the fiscal years ended April 30, 1997, 1996 and 1995, the Administrator waived administrative fees totaling $0, $57,426 and $76,476, respectively, for the Treasury Money Fund, $0, $52,868 and $20,240, respectively, for the Stock Fund, and $0, $27,289 and $12,242, respectively, for the Bond Fund. For the fiscal year ended April 30, 1997 and the period from January 10, 1996 (date of initial public investment) to April 30, 1996, the Administrator earned fees of $100,160 and $30,501, respectively, for the Income Fund, $21,981 and $0 of which was waived, respectively.

The Administrative Services Agreement provides that the Administrator shall not be liable under the Agreement except for its willful misfeasance, bad faith or gross negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.



Custodian




   State Street Bank and Trust Companymaintains custody of the Company's assets pursuant to a custodian agreement. It is anticipated that, on or about July 11, 1997, SouthTrust Bank of Alabama, N.A. will enter into a custody agreement with the Company, and replace State Street Bank and Trust Company as the Company's custodian. Under the custodian agreement, the custodian (i) maintains a separate account in the name of each Fund; (ii) holds and transfers portfolio securities on account of each Fund; (iii) accepts receipts and makes disbursements of money on behalf of each Fund; (iv) collects and receives all income and other payments and distributions on account of each Fund's securities; and (v) makes periodic reports to the Trustees concerning each Fund's operations. The custodian is authorized to select one or more domestic banks or trust companies to serve as sub-custodian on behalf of the Company, provided that, with respect to sub-custodians, the custodian remains responsible for the performance of all its duties under the custodian agreement and holds the Company harmless from the acts and omissions of any sub-custodian.


Transfer Agent


ederated Services Company (the "Transfer Agent"),through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. For the fiscal years ended April 30, 1997, 1996 and 1995, the Transfer Agent earned the following fees: $52,535, $25,921, and $29,715, respectively, for the Treasury Money Fund, $38,744, $29,503, and $35,669, respectively, for the Stock Fund, and $34,288, $30,525, and $28,196, respectively, for the Bond Fund. For the fiscal year ended April 30, 1997 and the period from January 10, 1996 (date of initial public investment) to April 30, 1996, the Transfer Agent earned $24,658 and $2,288, respectively, for the Income Fund.

Portfolio Transactions

-------------------------------------------------------------------------------


         Subject to the general supervision of the Trustees, the Adviser makes decisions with respect to and places orders for all purchases and sales of portfolio securities for each Fund. Portfolio transactions of each Fund are placed with those securities brokers and dealers that the Adviser believes will provide the best value in transaction and research services for the Fund, either in a particular transaction or over a period of time. Although some transactions involve only brokerage services, many involve research services as well.




   Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. For the fiscal years ended April 30, 1997, 1996 and 1995, the Stock Fund paid $292,801, $238,955, and
$144,957, respectively, in commissions on brokerage transactions.

Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Adviser will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Adviser believes such practice to be in the Funds' best interests.




   Since the Treasury Money Fund will invest only in short-term debt instruments, its annual portfolio turnover rate will be relatively high, but brokerage commissions are normally not paid on money market instruments, and portfolio turnover is not expected to have a material effect on the Fund's net investment income. The portfolio turnover rate of a Fund is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were thirteen months or less for the Treasury Money Fund or one year or less for the Bond Fund, Stock Fund and Income Fund) by the monthly average value of the securities held by the Fund during the year. The Bond Fund, Stock Fund and Income Fund may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. For the fiscal years ended April 30, 1997 and 1996, the portfolio turnover rates for the Bond Fund were 63% and 28%, respectively, and for the Stock Fund were 27% and 39%, respectively. For the fiscal year ended April 30, 1997 and the period from January 10, 1996 (date of initial public investment) to April 30, 1996, the portfolio turnover rates for the Income Fund were 112% and 61%, respectively.


With respect to the Stock Fund the Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

Portfolio securities will not be purchased from or sold to the Adviser, the Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by an exemptive order issued by the SEC or by applicable law (including Rule 17e-1 under the 1940 Act).

Investment decisions for each Fund and for other investment accounts managed by the Adviser are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts and executed on the same day. In such cases, transactions in the same securities for multiple accounts are allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

A Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which the Adviser or any affiliated person (as defined in the 1940 Act) thereof is a member, except pursuant to procedures adopted by the Trustees in accordance with Rule 10f-3 under the 1940 Act.

Purchase, Exchange and Redemption Information
------------------------------------------------------------------------------

     The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Fund's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting the securities into cash. The Company intends to elect, however, to be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

The Company may suspend redemption rights or postpone redemption payments (as well as suspend the recordation of the transfer of shares) for such periods as are permitted under the 1940 Act. The Company may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act.

The Company may redeem shares involuntarily as described below under "Net Asset Value" to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder, or to collect any charge relating to a transaction effected for the benefit of a shareholder, which is applicable to shares of a Fund as provided, from time to time, in the prospectus. In addition, due to the high cost of maintaining accounts with low balances, the Company may redeem shares in any account, except retirement plans, and pay the proceeds to the shareholder, if the account balance falls below the required minimum account balance due to shareholder redemptions. Before shares are redeemed to close an account, a shareholder will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum balance.

Shareholders may exchange all or part of their shares in the Company as described in the prospectus. Any rights an investor may have to reduce (or have waived) the sales charge applicable to an exchange, as may be provided in the prospectus, will apply in connection with any such exchange.

By use of the exchange privilege, the investor authorizes SouthTrust, the investor's SouthTrust Vulcan Funds Dealer, or the Distributor to act on telephonic instructions from any person representing himself or herself to be the investor and reasonably believed by SouthTrust, a SouthTrust Vulcan Funds Dealer or the Distributor to be genuine. The Transfer Agent must be notified of the investor's prior ownership of Fund shares and account number. The Transfer Agent records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon 60 days written notice to shareholders.

Exchanging Securities for Fund Shares

Each Fund may accept securities in exchange for Fund shares. Each Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.

   Any securities exchanged must meet the investment objective and policies of the respective Fund, must have a readily ascertainable market value, and must not be subject to restrictions on resale. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the respective Fund. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend on the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted. Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the respective Fund, along with the securities. If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.

Net Asset Value
-------------------------------------------------------------------------------

     Treasury Money Fund

The value of the portfolio securities of the Treasury Money Fund is calculated using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline.

As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Fund would receive if the security were sold prior to maturity. The Trustees have established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for the Treasury Money Fund, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for the Fund, the Trustees will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

The Treasury Money Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than thirteen months, and will limit portfolio investments to those instruments that the Adviser determines present minimal credit risks pursuant to guidelines adopted by the Trustees. There can be no assurance that a constant net asset value will be maintained for the Fund.

All Funds

In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables, and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Trustees.

Performance Information
-------------------------------------------------------------------------------
     Yield of the Treasury Money Fund




   The Treasury Money Fund's current and effective yields are computed using standardized methods required by the SEC. The annualized yield is computed by:
(a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b)
dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1. Based on the foregoing computations, the annualized yield for the Treasury Money Fund for the seven-day period ended April 30, 1997 was 4.83%. The effective yield for the Treasury Money Fund for the same period was 4.95%.


Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Fund will fluctuate, they cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each Fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.

Investors may use financial publications and/or indices to obtain a more complete view of a Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. For example, a Fund's yield may be compared to the Donoghue's Money Fund Average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds.

Yield and Performance of the Bond Fund, Stock Fund and Income Fund

For the Bond Fund, Stock Fund and Income Fund, the 30-day (or one month) standard yield described in the prospectus is calculated in accordance with the method prescribed by the SEC for mutual funds:

Where:   a =  dividends and interest earned during the period;

         b =  expenses accrued for the period (net of reimbursements);

         c = average daily number of shares outstanding during the period entitled to receive dividends; and

         d =  maximum offering price per share on the last day of the period.

         For the purpose of determining interest earned on debt obligations purchased by a Fund (variable "a" in the formula), each Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by a Fund, dividend income is recognized by accruing 1/360 of the dividend rate of the security for each day that the security is held by the Fund. With respect to mortgage or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).




   Based on the foregoing calculation, the standard yield of the Bond Fund for the 30-day period ended April 30, 1997 was 6.09%, and the standard yield of the Stock Fund for the same period was 0.98%. The standard yield of the Income Fund for the 30-day period ended April 30, 1997 was 5.53%.


Each Fund that advertises its "average annual total return" computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

Where:

     T      =  average annual total return;

     ERV    =  ending redeemable value of shares held at the end of the period;

     P      =  hypothetical initial investment of $1,000; and

     n      =  number of years.

         Each Fund that advertises its "aggregate total return" computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return = (ERV) - 1

                                                  P



         The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.




   Based on the foregoing calculation, the aggregate total returns for the fiscal year ended April 30, 1997 and average annual total returns for the period from May 8, 1992 (date of initial public investment) to April 30, 1997, for the Bond Fund were 5.98% and 6.33%, respectively, and the Stock Fund were 19.99% and 14.00%, and Treasury Money Fund were 4.88% and 4.12%, respectively. The total return figures above do not reflect the deduction of the maximum front-end sales charges which may be assessed on purchases of the Bond Fund and Stock Fund, respectively. The aggregate total returns after the deduction of the applicable front-end sales charges for the same period for the Bond Fund were 2.30% and 5.58%, and for the Stock Fund were 14.58% and 12.95%, respectively.

Cumulative total return reflects the Income Fund's total performance over a specific period of time. The cumulative total returns for the Income Fund for the fiscal year ended April 30, 1997 and for the period from January 10, 1996 (date of initial public investment) to April 30, 1997 were 4.90% and 2.98%, respectively. The total return figures do not reflect the deduction of the maximum front-end sales charge which may be assessed on purchases of the Income Fund. The cumulative total returns after the deduction of the applicable front-end sales charge for the same period for the Income Fund were 1.27% and 0.24%, respectively.

In reports or other communications to shareholders or in advertising material, the Bond Fund, Stock Fund or Income Fund may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., CDA Technologies, Inc., or similar independent services, which monitor the performance of mutual funds or with other appropriate indices of investment securities. In addition, certain indices may be used to illustrate historic performance of select asset classes. These may include, among others, the Lehman Brothers Index of Baa-rated Corporate Bonds, the T-Bill Index, and the "Stocks, Bonds and Inflation Index" published annually by Ibbotson Associates. The performance information may also include evaluations of the Funds published by ranking services and financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal.

In addition to providing performance information that demonstrates the actual yield or returns of a particular Fund over a particular period of time, a Fund may provide certain other information demonstrating hypothetical investment returns. Such information may include, but is not limited to, illustrating the compounding effects of a dividend in a dividend reinvestment plan or certain benefits of tax-free investing.

The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.




   Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic and Market Information

Advertising and sales literature for the Funds may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Funds' portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.

Taxes

-------------------------------------------------------------------------------


         The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

General

Each Fund has elected to be taxed separately as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, (the "Code"). As a regulated investment company, each Fund is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (as that term is defined in the Code determined without regard to the deduction for dividends paid), if any, for the year, and (b) at least 90% of its net tax-exempt income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

In addition, to satisfy the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months (the "Short-Short Gain Test"). Interest (including original issue discount and, in the case of debt securities bearing taxable interest income, "accrued market discount") received by a Fund at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses. For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items".

Distributions of net investment income received by a Fund from investments in debt securities and any net realized short-term capital gains distributed by a Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations.

Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held the shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares.

In the case of corporate shareholders, distributions (other than capital gain dividends) of a Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

The marginal tax rate on ordinary income for taxpayers filing joint returns is 36% of taxable income in excess of $140,000 ($115,000 for taxpayers filing individual returns) and 39.6% of taxable income in excess of $250,000 for taxpayers filing either individual or joint returns. Different taxable income thresholds apply in the cases of married persons filing separately, heads of household and trusts. Capital gains are subject to a 28% maximum stated rate. The maximum marginal corporate income tax rate is 35% for taxable income (including net capital gains) in excess of $10,000,000.

If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income to the extent of such Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction in the case of corporate shareholders.

Shareholders will be advised annually as to the federal income tax consequences of distributions made by the Funds each year.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of the gross proceeds realized upon a redemption paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all; (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly; or (iii) who has failed to certify to the Company that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

Taxation of Certain Financial Instruments

 Special rules govern the federal income tax treatment of financial instruments that may be held by some of the Funds. These rules may have a particular impact on the amount of income or gain that the Funds must distribute to their respective shareholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement and on their ability to comply with the Short-Short Gain Test described above. Federal income tax law requires the holder of a zero coupon security to recognize income with respect to the security on an annual basis even though there is no cash flow until maturity. To maintain its qualification as a regulated investment company and avoid liability of federal income taxes, the Bond Fund, Stock Fund or Income Fund will be required to distribute income accrued annually with respect to zero coupon securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

Additional Information Concerning Shares
------------------------------------------------------------------------------
     The Company is a Massachusetts business trust. Under the Company's Master Trust Agreement, the beneficial interests in the Company may be divided into an unlimited number of full and fractional transferable shares. The Master Trust Agreement authorizes the Company's Trustees to classify or reclassify any unissued shares of the Company into one or more Funds by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to such authority, the Trustees have authorized the issuance of four series of shares representing interests in the Treasury Money Fund, the Bond Fund, the Stock Fund and the Income Fund.

In the event of a liquidation or dissolution of the Company or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Company's respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder.

The issuance of shares is recorded on the books of the Funds and share certificates generally will not be issued.

Shareholders  of the  Company  will  vote  together  in the  aggregate  and  not separately by Fund except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. Rule 18f-2 (the "Rule") under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is not affected by a matter unless it is clear that the interests of each investment portfolio in the matter are substantially identical or that the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to a particular investment portfolio.

Shares of the Company have noncumulative voting rights and, accordingly, the holders of more than 50% of the Company's outstanding shares (irrespective of investment portfolio) may elect all of the Trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the prospectus, shares will be fully paid and non-assessable by the Company.

Shareholder meetings, including meetings held to elect Trustees, will not be held unless and until such time as required by law. At that time, the Trustees then in office will call a shareholders' meeting to elect Trustees. Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. The Master Trust Agreement provides that meetings of the shareholders of the Company shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

Independent Public Accountants
-------------------------------------------------------------------------------

     Arthur Andersen LLP, are the independent public accountants for the Funds.



   Legal Counsel
-------------------------------------------------------------------------------
     Counsel. The law firm of Bell, Boyd & Lloyd, Chicago, Illinois, serves as counsel to the Trustees.
-------------------------------------------------------------------------------

Miscellaneous
------------------------------------------------------------------------------

     Control Persons and Principal Holders of Securities




   As of June 2, 1997, SouthTrust Bank of Alabama, N.A., SouthTrust Tower, 420 North 20th Street, Birmingham, Alabama 35203, through its nominee, Lynspen & Company, held of record substantially all of the outstanding shares of the Treasury Money Fund, as agent, custodian or trustee for its customers. As of such date, the following persons were beneficial owners of 5% or more of the outstanding shares of a Fund because they possessed voting or investment power with respect to such shares:





    Percent of

Total
Shares
Name of Fund                    Name and
Address                                   Outstanding
Treasury Obligations        Lynspen &

Company                                           96.56% Money Market
Fund                  2554

                                              Birmingham, Alabama
35290

Bond Fund                          Lynspen &
Company                                            98.04%

                                              P.O. Box 2554
                                              Birmingham, Alabama 35290



Stock Fund                         Lynspen &
Company                                            95.67%

                                              P.O. Box 2554
                                              Birmingham, Alabama 35290



Income Fund                      Lynspen &
Company                                           97.63%

                                              P.O. Box 2554
                                              Birmingham, Alabama
35290

         Banking Laws


   Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956, or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Adviser and the custodian are subject to such banking laws and regulations.

The Adviser and the custodian believe they may perform the services for the Company contemplated by their respective agreements with the Company without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and nonbank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform such service for the Company.

Should future legislative, judicial, or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Company, the Company might be required to alter materially or discontinue its arrangements with such companies and change its method of operations. It is not anticipated, however, that any change in the Company's method of operations would affect the net asset value per share of any Fund or result in a financial loss to any customer.

Shareholder Approvals

As used in this Statement of Additional Information and in the prospectus, a "majority of the outstanding shares" of a Fund or investment portfolio means the lesser of (a) 67% of the shares of the particular Fund or portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or portfolio are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund or portfolio.

Financial Statements




   The financial statements for the fiscal year ended April 30, 1997, are incorporated herein by reference to the Annual Report of the Fund dated April 30, 1997 (File Nos. 33-46190 and 811-6580). A copy of the report may be obtained without charge by contacting the Fund.

Appendix A
-------------------------------------------------------------------------------

Description of Bond Ratings

The following summarizes the highest four ratings used by Standard & Poor's Ratings Group ("S&P") for corporate and municipal debt:

         AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

         A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

         BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

         B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BBB rating.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

     The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for corporate and municipal long-term debt:

         Aaa--Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa--Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A--Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

     The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds:

         AAA--Debt rated AAA is of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA--Debt rated AA is of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         A--Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

         BBB--Bonds that are rated BBB have below average protection factors but are still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

     The following summarizes the ratings used by IBCA Limited and IBCA Inc. ("IBCA") for bonds:

         Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

         The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

         MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

         The three highest rating categories of D&P for short-term debt are Duff 1, Duff 2, and Duff 3. D&P employs three designations, Duff 1+, Duff 1 and Duff 1-, within the highest rating category. Duff 1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 indicates satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation.
Nevertheless, timely payment is expected.

         D&P uses the fixed-income ratings described above under "Description of Bond Ratings" for tax- exempt notes and other short-term obligations.

Description of Commercial Paper Ratings

         Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted in A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory but the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         The highest rating of D&P for commercial paper is Duff 1. D&P employs three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category. Duff 1 plus indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations". Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are considered to be minor. Duff 1 minus indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.






Cusip 844734202
Cusip 844734301
Cusip 844734103
Cusip 844734400
3052010B (6/97)




PART C.         OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:

          (a)      Financial Statements. (Incorporated by reference to the
                                           Annual Report of the Registrant dated
                                           April 30, 1997 pursuant to Rule 411
                                           under the Securities Act of 1933.)
                                           (File Nos. 33-46190 and 811-6580).
          (b)      Exhibits:
                    (1)     (i) Conformed copy of Master Trust Agreement
                            of the  Registrant;  (1) (ii) Conformed copy
                            of   Amendment   No.  1  to   Master   Trust
                            Agreement;   (2)  (iii)  Conformed  copy  of
                            Amendment  No. 4 to Master Trust  Agreement;
                            (7) (iv) Conformed copy of Amendment No.2 to
                            the   Master   Trust   Agreement;   (9)  (v)
                            Conformed  copy  of  Amendment  No.3  to the
                            Master Trust  Agreement;  (9) (vi) Conformed
                            copy of  Amendment  No.6 to the Master Trust
                            Agreement; (9)
                    (2)     Copy of By-Laws of the Registrant; (1)
                    (3)     Not applicable;
                    (4) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (7)
                    (5)  (i)        Conformed copy of copy of Investment
                                    Advisory Contract of the Registrant; (3)
                            (ii)  Conformed copy of Amendment to Investment
                                  Advisory Contract dated September 1, 1995;
                                    (8)
                    (6)     (i)     Conformed copy of Distributor's Contract
                                    of the Registrant; (5)
                            (ii)    Conformed copy of Exhibit D to
                                    Distributor's Contract; (9)
                    (7)     Not applicable;
                    (8) Conformed copy of Custodian Agreement of the Registrant; (5)

+ Exhibits are filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on March 5, 1992 (File
         Nos. 33-46190 and 811-6580).
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on May 1, 1992 (File
         Nos. 33-46190 and 811-6580).
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on November 27, 1992 (File Nos.
         33-46190 and
         811-6580).
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on June 24, 1994 (File Nos.
         33-46190 and 811-6580).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed on September 29, 1995
         (File Nos. 33-46190 and 811-6580).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on October 13, 1995 (File Nos.
         33-46190 and 811-6580).
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on June 27, 1996 (File Nos. 33-46190 and 811-6580).

      (9)      (i)      Conformed copy of Administrative Services Agreement of
                        Registrant; (5)
               (ii)     Conformed copy of Amendment No.1 to Administrative
                        Services Agreement of
                        Registrant; (6)
               (iii)    Conformed copy of Fund Accounting and Shareholder
                        Recordkeeping Agreement of
                        Registrant; (5)
               (iv)     Conformed copy of Electronic Communications and
                        Recordkeeping Agreement; (6)
               (v) Conformed copy of Amendment No. 1 to Schedule A, Fund Accounting and Shareholder
                        Recordkeeping Agreement; +
               (vi) Conformed copy of Amendment No. 1 to Schedule C, Fund Accounting and Shareholder
                        Recordkeeping Agreement; +
      (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered
               (2);
      (11)     Conformed consent of Independent Public Auditors; +
      (12)     Not applicable;
      (13)     Conformed copy of Purchase Agreement of the Registrant; (3)
      (14)     Not applicable;
      (15)  (i)    Copy of 12b-1 Agreement and copy of Exhibit A
                   to the Agreement dated September 1, 1995; (8)
               (ii)     Copy of Rule 12b-1 Plan; (8)
               (iii) Conformed copy of Exhibit A to the 12b-1 Plan dated September 1, 1995; (9)
      (16)     Copy of Schedule for Computation of Fund Performance; (9)
      (17)     Copy of Financial Data Schedules; +
      (18)     Not applicable;
      (19)     Conformed copy of Power of Attorney. +

Item 25.          Persons Controlled by or Under Common Control with Registrant:

                  None


+ Exhibits are filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on May 1, 1992 (File
         Nos. 33-46190 and 811-6580).
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on November 27, 1992 (File Nos.
         33-46190 and
         811-6580).
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on June 24, 1994 (File Nos.
         33-46190 and 811-6580).
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on June 23, 1995 (File Nos.
         33-46190 and 811-6580).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on October 13, 1995 (File Nos.
         33-46190 and 811-6580).
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on June 27, 1996 (File Nos. 33-46190 and 811-6580).

Item 26.          Number of Holders of Securities:

                  Title of Class
                  Shares of beneficial interest   Number of Record Holders
                  (no par value)                  as of June 2, 1997

                  Treasury Obligations
                     Money Market Fund                             28

                  Bond Fund                                        31

                  Stock Fund                                       103

                  Income Fund                                      8

Item 27.          Indemnification:  (3)

Item 28.          Business and Other Connections of Investment Adviser:

                  For a description of the other business of the Investment Adviser, see the section entitled "Management of the Funds" in Part A.

                  To reach any of the following Officers and Directors of the Investment Adviser, call SouthTrust Bank of Alabama, N.A.



              (1)                                         (2)                                    (3)
                                                                                      Principal Occupation
                                                                                      or Other Employment
                                                                                      of a Substantial
                                      Position with                          Nature During
Name                                  the Adviser                           the Past Two Years
Julian W. Banton                       Director, Chairman,                     Banking.
                                       President, and Chief
                                       Executive Officer

Gene Bartow                             Director                                Athletic Director,
                                                                                University of
                                                                                Alabama at
                                                                                Birmingham.

Thomas E. Bradford, Jr.                 Director                                Chairman and Chief
                                                                                Executive
                                                                                Officer,
                                                                                Bradford & Company.

Ronald G. Bruno                         Director                                Chairman, President and Chief
                                                                                Executive
                                                                                Officer, Bruno's
                                                                                Inc.

H.M. Burt, Jr.                          Director                                Chairman and Chief
                                                                                Executive Officer
                                                                                Southern Tool Inc.
David J. Cooper                          Director                                President,
                                                                                Cooper/T. Smith
                                                                                Corporation
-------------------------------
3.     Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 1 filed on November 27, 1992 (File Nos. 33-46190 and 811-
       6580).





(1)                                                (2)                                    (3)
                                                                               Principal Occupation
                                                                               or Other Employment
                                                                               of a Substantial
                                         Position with                          Nature During
Name                                     the Adviser                           the Past Two Years

Sallie C. Creel                          Director                                Owner/Operator
                                                                                 Alabama Car
                                                                                 Rental.

James C. Harrison                       Director                                President and Chief
                                                                                Executive
                                                                                Officer,
                                                                                Protective and
                                                                                Industrial
                                                                                Insurance Company

Chris H. Horgen                         Director                                Chairman and Chief
                                                                                Executive Officer,
                                                                                Nichols Research
                                                                                Corporation

Dr. Judy M. Merritt                     Director                                President,
                                                                                Jefferson State
                                                                                College

William E. Smith, Jr.                   Director                                Chairman and Chief
                                                                                Executive
                                                                                Officer,
                                                                                Royal Cup, Inc.

R. Neal Travis                          Director                                President, South
                                                                                Central Bell
                                                                                Telephone Company

Tom Coley                               Executive Vice                          Banking
                                        President
                                        Retail Division

Fred C. Crum, Jr.                        Executive Vice                          Banking
                                         President
                                         Corporate Division

E. Frank Schmidt                         Executive Vice                          Banking
                                         President Alabama Markets

Charles M. Murrell                       Executive Vice
                                         President SouthTrust                    Banking
                                         Data Services

R. Glenn Eubanks                         Executive Vice                          Banking
                                         President
                                         Commercial Division

William C. Patterson                     Executive Vice                          Banking
                                         President
                                         Credit Division





(1)                                     (2)                                      (3)

                                                                                      Principal Occupation
                                                                                      or Other Employment
                                                                                      of a Substantial
                                        Position with                          Nature During
Name                                    the Adviser                           the Past Two Years


William E. Pearson, Jr.                 Executive Vice                          Banking
                                        President
                                        Administration/
                                        Finance Division

Dick White                              Executive Vice                     Banking
                                        President
                                        Asset Management





Item 29.          Principal Underwriters:

     (a) 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Richard B. Fisher                              Director, Chairman, Chief                       --   Federated Investors Tower
Executive Officer, Chief
Pittsburgh, PA 15222-3779                      Operating Officer, Asst.
                                               Secretary, and Asst.
                                               Treasurer, Federated
                                               Securities Corp.

Edward C. Gonzales                             Director, Executive Vice                     President and
Federated Investors Tower                      President, Federated,                        Treasurer
Pittsburgh, PA 15222-3779                      Securities Corp.

Thomas R. Donahue                              Director, Assistant Secretary,            --
Federated Investors Tower                      Assistant Treasurer
Pittsburgh, PA 15222-3779                      Federated Securities Corp

John B. Fisher                                 President-Institutional Sales,            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                                  President-Broker/Dealer,                          --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer                             Executive Vice President of                       --
Federated Investors Tower                      Bank/Trust, Federated
Pittsburgh, PA 15222-3779                      Securities Corp.

David M. Taylor                                Executive Vice President                          --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                                  Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                                 Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton                              Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

James M. Heaton                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                                    Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV                            Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion                             Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                                Vice President, Secretary,                        --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                       Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779






              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant


G. Michael Cullen                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

J. Michael Miller                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                                    Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant


Richard Suder                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                          Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                                Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                                  Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings                           Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Matthew S. Propelka                            Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                                                                 --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                                Assistant Secretary,                              --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779




Item 30.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


Registrant                                             Federated Investors Tower
                                                       Pittsburgh, PA 15222-3779

Federated Shareholder Services Company  P.O. Box 8600
("Transfer Agent and Dividend Disbursing            Boston MA 02266-8600
Agent and Portfolio Recordkeeper ")

Federated Administrative Services                   Federated Investors Tower
("Administrator")                                   Pittsburgh, PA 15222-3779

SouthTrust Bank of Alabama, N.A.                    420 North 20th Street
("Adviser")                                         Birmingham, AL 35203

State Street Bank and Trust Company                 P.O. Box 8600
("Custodian")     Boston, MA 02266-8600


Item 31.          Management Services:  Not applicable.

Item 32.          Undertakings:

                  Registrant  hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders, upon request and without charge.

                                                           SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, SOUTHTRUST VULCAN FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 24th day of June, 1997.

                                                     SOUTHTRUST VULCAN FUNDS

                           BY: /s/Peter J. Germain
                           Peter J. Germain, Secretary
                           Attorney in Fact for William O. Vann
                           June 24, 1997




      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                                           TITLE                                       DATE

By:   /s/Peter J. Germain
      Peter J. Germain                            Attorney In Fact                    June 24, 1997
      SECRETARY                                   For the Persons
                                                  Listed Below

      NAME                                           TITLE

William O. Vann*                                  Trustee and Chairman
                                                  of the Board

Charles G. Brown, III *                           Trustee

Russell W. Chambliss *                            Trustee

Edward C. Gonzales*                               President (Principal Executive Officer) and
Treasurer
                                                  (Principal Financial and
                                                  Accounting Officer)

Thomas L. Merrill, Sr. *                          Vice Chairman and
                                                  Trustee

Thomas Grady *                                    Trustee







* By Power of Attorney